DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.5%
Australia — 3.9%
ANZ Group Holdings Ltd.
19,106 544,415
APA Group (a)
8,355 54,702
Aristocrat Leisure Ltd.
3,488 119,346
ASX Ltd.
1,172 44,171
BHP Group Ltd.
32,990 1,371,311
Brambles Ltd.
9,214 164,453
CAR Group Ltd.
2,467 46,560
Cochlear Ltd.
446 63,165
Coles Group Ltd.
8,284 121,208
Commonwealth Bank of
Australia
10,819 1,344,459
Computershare Ltd.
3,699 81,578
CSL Ltd.
3,131 327,007
Evolution Mining Ltd.
12,901 152,221
Fortescue Ltd.
11,312 170,181
Goodman Group REIT
13,009 267,922
Insurance Australia Group Ltd.
13,187 62,501
Lottery Corp. Ltd.
15,955 62,563
Lynas Rare Earths Ltd. *
6,137 82,893
Macquarie Group Ltd.
2,324 353,069
Medibank Pvt Ltd.
18,302 57,048
MMG Ltd. *
29,283 40,462
National Australia Bank Ltd.
20,014 698,190
Northern Star Resources Ltd.
9,282 200,016
Origin Energy Ltd.
9,970 86,206
Pro Medicus Ltd.
295 27,292
Qantas Airways Ltd.
6,337 44,872
QBE Insurance Group Ltd.
8,979 138,853
REA Group Ltd.
233 27,590
Rio Tinto Ltd.
2,339 278,529
Santos Ltd.
21,716 104,470
Scentre Group REIT
33,965 92,334
SGH Ltd.
1,424 47,325
Sigma Healthcare Ltd.
29,934 60,499
Sonic Healthcare Ltd.
3,090 52,402
South32 Ltd.
29,587 96,856
Stockland REIT
12,191 44,333
Suncorp Group Ltd.
7,337 76,389
Telstra Group Ltd.
27,317 100,700
Transurban Group (a)
20,982 214,123
Vicinity Ltd. REIT
26,890 46,884
Washington H Soul Pattinson &
Co. Ltd.
2,278 62,008
Wesfarmers Ltd.
7,215 408,813
Westpac Banking Corp.
22,278 674,435
WiseTech Global Ltd.
1,264 42,763
Woodside Energy Group Ltd.
12,674 255,341
Woolworths Group Ltd.
8,163 209,131
(Cost $6,962,112)
9,621,589
Number
of Shares Value $
Austria — 0.2%
BAWAG Group AG, 144A *
496 77,362
Erste Group Bank AG
1,982 235,833
OMV AG
950 61,514
Raiffeisen Bank International AG
845 42,195
Verbund AG
453 32,276
(Cost $281,379)
449,180
Belgium — 0.5%
Ageas SA/NV
971 72,167
Anheuser-Busch InBev SA/NV
6,247 507,992
D'ieteren Group
171 37,057
Elia Group SA/NV
281 44,758
Financiere de Tubize SA
129 34,525
Groupe Bruxelles Lambert NV
564 56,679
KBC Group NV
1,511 204,964
Lotus Bakeries NV
2 24,861
Sofina SA
109 32,430
Syensqo SA
497 28,405
UCB SA
803 239,389
(Cost $946,122)
1,283,227
Brazil — 1.0%
Ambev SA
35,730 113,396
Axia Energia
7,888 94,274
B3 SA - Brasil Bolsa Balcao
34,124 119,149
Banco Bradesco SA
9,033 32,368
Banco BTG Pactual S.A
7,315 87,412
Banco do Brasil SA
12,209 64,183
BB Seguridade Participacoes SA
3,790 25,639
Caixa Seguridade Participacoes
S/A
4,395 15,252
Cia de Saneamento Basico do
Estado de Sao Paulo
3,399 102,029
Companhia Paranaense de
Energia
12,521 35,806
CPFL Energia SA
1,773 17,414
Embraer SA
5,505 99,244
Energisa SA
2,838 29,811
Eneva SA *
6,230 26,006
Engie Brasil Energia SA
1,825 11,990
Equatorial SA
7,750 63,660
Klabin SA
4,094 16,419
Localiza Rent a Car SA
4,817 47,695
MBRF Global Foods Co. SA
2,905 11,719
Motiva Infraestrutura de
Mobilidade SA
5,360 17,408
NU Holdings Ltd., Class A *
21,836 327,103
Petroleo Brasileiro SA
23,076 192,341
PRIO SA *
4,707 50,031
Raia Drogasil SA
7,164 35,050
Rede D'Or Sao Luiz SA, 144A
5,480 43,079
Rumo SA
6,691 20,844
StoneCo Ltd., Class A *
1,434 24,091

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Suzano SA
4,570 51,704
Telefonica Brasil SA
4,916 41,407
TIM SA
5,424 29,519
TOTVS SA
4,193 30,950
Ultrapar Participacoes SA
3,444 17,333
Vale SA
23,494 405,445
Vibra Energia SA
5,841 34,090
WEG SA
11,496 111,451
XP, Inc., Class A
2,382 51,284
(Cost $1,652,353)
2,496,596
Canada — 7.8%
Agnico Eagle Mines Ltd.
3,257 818,112
Alamos Gold, Inc., Class A
2,470 133,871
Alimentation Couche-Tard, Inc.
4,837 293,543
AltaGas Ltd.
2,239 76,097
ARC Resources Ltd.
4,063 75,359
AtkinsRealis Group Inc.
1,081 74,930
Bank of Montreal
4,538 653,095
Bank of Nova Scotia
8,041 610,009
Barrick Mining Corp.
11,064 561,372
BCE, Inc.
669 17,583
Bombardier, Inc., Class B *
573 118,414
Brookfield Corp.
13,244 580,812
CAE, Inc. *
2,126 63,045
Cameco Corp.
2,733 323,340
Canadian Imperial Bank of
Commerce
5,986 604,678
Canadian National Railway Co.
3,334 374,132
Canadian Natural Resources Ltd.
13,443 588,060
Canadian Pacific Kansas City
Ltd.
5,743 502,873
Canadian Tire Corp. Ltd., Class A
347 48,672
Canadian Utilities Ltd., Class A
939 32,747
CCL Industries, Inc., Class B
973 67,679
Celestica, Inc. *
723 200,768
Cenovus Energy, Inc.
9,013 200,803
CGI, Inc.
1,203 87,982
China Gold International
Resources Corp. Ltd.
1,610 42,188
Constellation Software, Inc.
129 238,382
Descartes Systems Group, Inc. *
440 29,102
Dollarama, Inc.
1,827 268,977
Element Fleet Management
Corp.
2,594 61,786
Emera, Inc.
1,862 96,878
Empire Co. Ltd., Class A
890 31,566
Enbridge, Inc.
13,851 735,884
Fairfax Financial Holdings Ltd.
129 222,030
First Quantum Minerals Ltd. *
4,632 138,683
FirstService Corp.
299 47,115
Fortis, Inc.
3,437 197,721
Franco-Nevada Corp.
1,254 350,482
Number
of Shares Value $
George Weston Ltd.
1,197 87,859
GFL Environmental, Inc.
1,620 71,591
Gildan Activewear, Inc.
1,030 70,202
Great-West Lifeco, Inc.
1,675 80,923
Hydro One Ltd., 144A
2,403 103,269
iA Financial Corp., Inc.
663 75,401
IGM Financial, Inc.
455 22,636
Imperial Oil Ltd.
1,053 123,167
Intact Financial Corp.
1,160 223,955
Ivanhoe Mines Ltd., Class A *
5,132 58,692
Keyera Corp.
1,518 57,936
Kinross Gold Corp.
7,670 283,510
Loblaw Cos. Ltd.
3,754 173,988
Lundin Gold, Inc.
708 66,733
Lundin Mining Corp.
4,649 148,122
Magna International, Inc.
1,590 100,257
Manulife Financial Corp.
10,939 389,507
Metro, Inc.
1,257 89,563
National Bank of Canada
2,491 347,650
Nutrien Ltd.
3,070 230,894
Open Text Corp.
1,797 44,515
Pan American Silver Corp.
2,965 203,412
Pembina Pipeline Corp.
3,903 171,537
Power Corp. of Canada
3,860 193,898
Rogers Communications, Inc.,
Class B
2,522 100,655
Royal Bank of Canada
9,029 1,509,654
Saputo, Inc.
1,727 55,125
Shopify, Inc., Class A *
7,898 953,457
Stantec, Inc.
779 72,129
Sun Life Financial, Inc.
3,668 240,401
Suncor Energy, Inc.
7,689 434,322
TC Energy Corp.
6,600 424,097
Teck Resources Ltd., Class B
2,932 172,195
TELUS Corp.
3,261 44,706
TFI International, Inc.
521 62,246
Thomson Reuters Corp.
898 86,459
TMX Group Ltd.
1,970 66,449
Toromont Industries Ltd.
559 86,757
Toronto-Dominion Bank
10,813 1,053,357
Tourmaline Oil Corp.
2,502 117,465
Wheaton Precious Metals Corp.
2,962 482,654
Whitecap Resources, Inc.
7,871 78,592
WSP Global, Inc.
919 155,679
(Cost $10,871,885)
19,184,386
Chile — 0.2%
Antofagasta PLC
2,540 146,095
Banco de Chile
317,526 65,490
Banco de Credito e Inversiones
SA
512 35,078
Banco Santander Chile
358,448 30,805

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Cencosud SA
8,366 26,145
Empresas CMPC SA
7,004 10,377
Empresas Copec SA
2,082 17,182
Enel Chile SA
123,794 10,362
Falabella SA
4,630 34,378
Latam Airlines Group SA
2,541,933 71,535
Plaza SA
4,930 23,048
(Cost $278,678)
470,495
China — 5.8%
360 Security Technology, Inc.,
Class A
3,700 6,687
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,900 6,785
3SBio, Inc., 144A *
11,383 31,923
AAC Technologies Holdings, Inc.
6,455 30,809
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
350 17,991
Agricultural Bank of China Ltd.,
Class A
30,000 27,985
Agricultural Bank of China Ltd.,
Class H
174,139 118,194
Aier Eye Hospital Group Co. Ltd.,
Class A
4,061 6,274
Air China Ltd., Class A *
6,900 8,458
Akeso, Inc., 144A *
4,003 54,698
Aluminum Corp. of China Ltd.,
Class A
7,300 14,598
Aluminum Corp. of China Ltd.,
Class H
34,139 61,703
Anhui Conch Cement Co. Ltd.,
Class A
200 745
Anhui Conch Cement Co. Ltd.,
Class H
6,511 20,390
Anhui Gujing Distillery Co. Ltd.,
Class A
100 1,767
Anhui Gujing Distillery Co. Ltd.,
Class B
1,726 15,313
Anhui Jianghuai Automobile
Group Corp. Ltd., Class A *
1,600 12,780
ANTA Sports Products Ltd.
8,773 95,373
Avary Holding Shenzhen Co.
Ltd., Class A
1,900 16,336
AviChina Industry & Technology
Co. Ltd., Class H
21,910 11,902
BAIC BluePark New Energy
Technology Co. Ltd., Class A *
7,100 8,269
Baidu, Inc., Class A *
14,705 232,509
Bank of Beijing Co. Ltd., Class A
11,100 8,720
Bank of China Ltd., Class A
7,300 5,618
Bank of China Ltd., Class H
466,352 276,590
Bank of Communications Co.
Ltd., Class A
11,800 11,265
Bank of Communications Co.
Ltd., Class H
51,162 44,862
Number
of Shares Value $
Bank of Hangzhou Co. Ltd.,
Class A
3,100 7,342
Bank of Jiangsu Co. Ltd., Class A
5,500 8,297
Bank of Nanjing Co. Ltd., Class A
3,100 5,083
Bank of Ningbo Co. Ltd., Class A
2,210 10,079
Bank of Shanghai Co. Ltd., Class
A
5,590 7,887
Baoshan Iron & Steel Co. Ltd.,
Class A
10,200 10,704
Beijing Enlight Media Co. Ltd.,
Class A
900 2,557
Beijing Kingsoft Office Software,
Inc., Class A
468 20,543
Beijing Tong Ren Tang Co. Ltd.,
Class A
4,000 17,939
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A *
203 1,213
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
21,700 15,656
Bilibili, Inc., Class Z *
2,188 61,864
BOE Technology Group Co. Ltd.,
Class A
15,500 10,121
BYD Co. Ltd., Class A
3,400 44,264
BYD Co. Ltd., Class H
24,315 295,103
Cambricon Technologies Corp.
Ltd., Class A *
200 34,340
Capital Securities Co. Ltd., Class
A
2,700 7,202
CGN Power Co. Ltd., Class H,
144A
57,302 22,999
Changchun High-Tech Industry
Group Co. Ltd., Class A
200 2,792
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,100 10,117
China CITIC Bank Corp. Ltd.,
Class H
55,467 51,118
China Coal Energy Co. Ltd.,
Class H
10,449 17,363
China Construction Bank Corp.,
Class A
4,300 5,384
China Construction Bank Corp.,
Class H
623,116 636,385
China CSSC Holdings Ltd.,
Class A
1,300 7,153
China Eastern Airlines Corp.
Ltd., Class A *
8,400 7,015
China Energy Engineering Corp.
Ltd., Class A
17,700 6,553
China Everbright Bank Co. Ltd.,
Class A
14,000 6,611
China Feihe Ltd., 144A
21,663 10,522
China Galaxy Securities Co. Ltd.,
Class A
1,470 3,130
China Galaxy Securities Co. Ltd.,
Class H
18,478 23,406
China Hongqiao Group Ltd.
16,913 76,659

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
China International Capital Corp.
Ltd., Class A
1,700 8,586
China International Capital Corp.
Ltd., Class H, 144A
8,796 22,779
China Jushi Co. Ltd., Class A
4,400 17,341
China Life Insurance Co. Ltd.,
Class A
700 4,538
China Life Insurance Co. Ltd.,
Class H
51,485 207,825
China Literature Ltd., 144A *
6,048 24,429
China Longyuan Power Group
Corp. Ltd., Class H
18,611 18,008
China Mengniu Dairy Co. Ltd.
17,502 36,197
China Merchants Bank Co. Ltd.,
Class A
8,300 46,878
China Merchants Bank Co. Ltd.,
Class H
24,119 150,570
China Merchants Energy
Shipping Co. Ltd., Class A
6,700 15,859
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
5,300 7,486
China Merchants Securities Co.
Ltd., Class A
4,100 9,920
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
2,300 3,322
China Minsheng Banking Corp.
Ltd., Class A
13,500 7,635
China Minsheng Banking Corp.
Ltd., Class H
45,728 23,672
China National Building Material
Co. Ltd., Class H
31,644 27,505
China National Nuclear Power
Co. Ltd., Class A
5,600 6,954
China National Software &
Service Co. Ltd., Class A *
1,100 7,152
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,300 11,824
China Oilfield Services Ltd.,
Class H
10,996 14,182
China Pacific Insurance Group
Co. Ltd., Class A
2,100 12,491
China Pacific Insurance Group
Co. Ltd., Class H
17,664 81,147
China Petroleum & Chemical
Corp., Class A
9,200 8,662
China Petroleum & Chemical
Corp., Class H
151,246 105,362
China Railway Group Ltd., Class
A
6,200 5,693
China Railway Group Ltd., Class
H
18,491 12,220
China Resources
Microelectronics Ltd., Class A
622 5,177
China Resources Mixc Lifestyle
Services Ltd., 144A
3,535 21,508
Number
of Shares Value $
China Shenhua Energy Co. Ltd.,
Class A
2,516 15,498
China Shenhua Energy Co. Ltd.,
Class H
22,824 131,166
China State Construction
Engineering Corp. Ltd., Class
A
13,900 10,211
China Three Gorges Renewables
Group Co. Ltd., Class A
12,800 7,761
China Tourism Group Duty Free
Corp. Ltd., Class A
800 9,396
China Tower Corp. Ltd., Class
H, 144A
30,145 42,963
China United Network
Communications Ltd., Class A
10,000 7,171
China Vanke Co. Ltd., Class A *
3,300 2,328
China Yangtze Power Co. Ltd.,
Class A
9,000 34,159
Chongqing Changan Automobile
Co. Ltd., Class A
3,040 4,901
Chongqing Rural Commercial
Bank Co. Ltd., Class A
7,100 6,716
Chongqing Zhifei Biological
Products Co. Ltd., Class A *
1,200 3,024
CITIC Ltd.
30,657 49,061
CITIC Securities Co. Ltd., Class A
3,430 13,683
CITIC Securities Co. Ltd., Class
H
10,002 35,874
CMOC Group Ltd., Class A
6,163 21,550
CMOC Group Ltd., Class H
23,299 71,951
CNPC Capital Co. Ltd., Class A
7,900 10,467
Contemporary Amperex
Technology Co. Ltd., Class A
1,686 84,046
Contemporary Amperex
Technology Co. Ltd., Class H
515 32,651
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
2,600 7,799
COSCO SHIPPING Holdings Co.
Ltd., Class A
6,330 13,849
COSCO SHIPPING Holdings Co.
Ltd., Class H
21,343 41,413
CRRC Corp. Ltd., Class A
8,000 7,334
CRRC Corp. Ltd., Class H
22,253 16,498
CSC Financial Co. Ltd., Class A
1,960 6,813
CSPC Pharmaceutical Group
Ltd.
55,134 69,768
Daqin Railway Co. Ltd., Class A
7,700 5,724
Dongfang Electric Corp. Ltd.,
Class A
100 540
Dongfeng Motor Group Co. Ltd.,
Class H *
20,000 25,079
East Money Information Co. Ltd.,
Class A
5,434 17,837
Eastroc Beverage Group Co.
Ltd., Class A
100 3,521
Ecovacs Robotics Co. Ltd., Class
A
200 2,021

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
ENN Energy Holdings Ltd.
5,307 46,670
Eoptolink Technology, Inc. Ltd.,
Class A
700 36,716
Eve Energy Co. Ltd., Class A
900 8,176
Everbright Securities Co. Ltd.,
Class A
1,800 4,366
Focus Media Information
Technology Co. Ltd., Class A
3,200 3,298
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,821 9,544
Foxconn Industrial Internet Co.
Ltd., Class A
4,400 35,722
Fuyao Glass Industry Group Co.
Ltd., Class A
1,100 9,684
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
3,288 27,318
Ganfeng Lithium Group Co. Ltd.,
Class A
600 6,393
Ganfeng Lithium Group Co. Ltd.,
Class H, 144A
3,000 26,382
GDS Holdings Ltd., Class A *
6,239 33,351
Genscript Biotech Corp. *
17,375 26,518
GF Securities Co. Ltd., Class A
2,000 6,075
Giant Biogene Holding Co. Ltd.,
144A
5,758 23,493
GigaDevice Semiconductor, Inc.,
Class A
168 7,346
GoerTek, Inc., Class A
1,500 5,942
Goldwind Science & Technology
Co. Ltd., Class A
4,300 17,831
Gotion High-tech Co. Ltd., Class
A
1,500 8,286
Great Wall Motor Co. Ltd., Class
H
12,420 20,416
Gree Electric Appliances, Inc. of
Zhuhai, Class A
1,000 5,459
Guangdong Haid Group Co. Ltd.,
Class A
400 3,196
Guangzhou Automobile Group
Co. Ltd., Class A
3,800 4,459
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
800 4,930
Guolian Minsheng Securities Co.
Ltd., Class A
12,600 18,090
Guosen Securities Co. Ltd.,
Class A
5,900 10,801
Guotai Haitong Securities Co.
Ltd.
5,600 15,451
Guotai Haitong Securities Co.
Ltd., Class H, 144A
8,614 17,551
H World Group Ltd., ADR
1,493 81,816
Haidilao International Holding
Ltd., 144A
9,239 20,808
Haier Smart Home Co. Ltd.,
Class A
2,100 7,866
Haier Smart Home Co. Ltd.,
Class H
15,047 51,315
Number
of Shares Value $
Haitian International Holdings
Ltd.
4,489 14,528
Hangzhou First Applied Material
Co. Ltd., Class A
1,097 2,894
Hangzhou Silan Microelectronics
Co. Ltd., Class A
800 3,753
Hansoh Pharmaceutical Group
Co. Ltd., 144A
11,474 51,273
Henan Shuanghui Investment &
Development Co. Ltd., Class A
1,100 4,213
Hengan International Group Co.
Ltd.
3,819 14,244
Hengli Petrochemical Co. Ltd.,
Class A
1,800 6,743
Hesai Group *
852 23,915
Hithink RoyalFlush Information
Network Co. Ltd., Class A
400 19,377
Horizon Robotics *
32,339 33,937
Hoshine Silicon Industry Co.
Ltd., Class A
500 3,739
Hua Hong Semiconductor Ltd.,
Class H, 144A *
5,384 66,583
Huadian Power International
Corp. Ltd., Class A
8,000 5,947
Huadong Medicine Co. Ltd.,
Class A
700 3,667
Huaneng Power International,
Inc., Class A
3,500 3,693
Huaneng Power International,
Inc., Class H
33,381 25,729
Huatai Securities Co. Ltd., Class
A
1,700 5,298
Huatai Securities Co. Ltd., Class
H, 144A
9,693 20,790
Huaxia Bank Co. Ltd., Class A
2,800 2,730
Huayu Automotive Systems Co.
Ltd., Class A
1,700 4,790
Huizhou Desay Sv Automotive
Co. Ltd., Class A
300 5,424
Hundsun Technologies, Inc.,
Class A
1,456 6,371
Hygon Information Technology
Co. Ltd., Class A
1,321 50,273
Iflytek Co. Ltd., Class A
900 7,322
Imeik Technology Development
Co. Ltd., Class A
140 2,914
Industrial & Commercial Bank of
China Ltd., Class A
18,571 18,731
Industrial & Commercial Bank of
China Ltd., Class H
425,246 350,594
Industrial Bank Co. Ltd., Class A
8,900 23,752
Industrial Securities Co. Ltd.,
Class A
1,950 1,918
Ingenic Semiconductor Co. Ltd.,
Class A
300 5,824
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A
32,600 15,395

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
2,600 2,278
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
2,100 7,983
Inner Mongolia Yitai Coal Co.
Ltd., Class B
6,200 12,623
Innovent Biologics, Inc., 144A *
9,717 105,698
J&T Global Express Ltd. *
15,679 20,582
JA Solar Technology Co. Ltd.,
Class A *
1,764 3,111
JD Health International, Inc.,
144A *
5,925 42,979
JD Logistics, Inc., 144A *
11,237 16,044
JD.com, Inc., Class A
15,696 209,457
Jiangsu Eastern Shenghong Co.
Ltd., Class A *
2,200 4,175
Jiangsu Expressway Co. Ltd.,
Class H
8,873 11,546
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
500 8,223
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
2,100 17,312
Jiangsu King's Luck Brewery JSC
Ltd., Class A
1,100 5,010
Jiangsu Yanghe Distillery Co.
Ltd., Class A
700 5,428
Jiangsu Zhongtian Technology
Co. Ltd., Class A
1,300 5,521
Jiangxi Copper Co. Ltd., Class A
2,200 18,611
Jiangxi Copper Co. Ltd., Class H
9,382 54,685
Jinko Solar Co. Ltd., Class A *
4,383 4,817
Kanzhun Ltd., ADR
2,816 45,281
KE Holdings, Inc., ADR
4,120 67,774
Kingdee International Software
Group Co. Ltd. *
18,598 23,939
Kingsoft Corp. Ltd.
5,555 18,461
Kuaishou Technology, 144A
16,263 130,650
Kuang-Chi Technologies Co.
Ltd., Class A *
1,500 10,475
Kunlun Tech Co. Ltd., Class A *
1,400 12,468
Kweichow Moutai Co. Ltd.,
Class A
600 127,245
Lenovo Group Ltd.
46,788 58,190
Lens Technology Co. Ltd., Class
A
2,610 13,379
Li Auto, Inc., Class A *
8,100 71,181
Li Ning Co. Ltd.
12,295 35,392
Lingyi iTech Guangdong Co.,
Class A
3,100 6,949
Longfor Group Holdings Ltd.,
144A
10,313 13,116
LONGi Green Energy Technology
Co. Ltd., Class A *
2,240 5,981
Luxshare Precision Industry Co.
Ltd., Class A
2,249 16,462
Number
of Shares Value $
Luzhou Laojiao Co. Ltd., Class A
200 3,221
Mango Excellent Media Co. Ltd.,
Class A
1,200 4,264
Maxscend Microelectronics Co.
Ltd., Class A
160 1,870
Meitu, Inc., 144A *
20,450 14,795
Meituan, Class B, 144A *
32,328 335,330
Metallurgical Corp. of China
Ltd., Class A
5,900 2,760
Midea Group Co. Ltd., Class A
1,200 13,755
Midea Group Co. Ltd., Class H
1,939 22,517
MINISO Group Holding Ltd.
6,550 30,174
Montage Technology Co. Ltd.,
Class A
617 14,708
Muyuan Foods Co. Ltd., Class A
4,734 32,361
NARI Technology Co. Ltd., Class
A
4,191 16,676
NAURA Technology Group Co.
Ltd., Class A
270 18,570
NetEase, Inc.
11,315 259,177
New China Life Insurance Co.
Ltd., Class A
1,300 14,325
New China Life Insurance Co.
Ltd., Class H
8,257 58,312
New Hope Liuhe Co. Ltd., Class
A
1,400 1,777
New Oriental Education &
Technology Group, Inc.
8,506 47,556
Ningbo Deye Technology Co.
Ltd., Class A
352 5,361
Ningbo Tuopu Group Co. Ltd.,
Class A
725 7,167
Ningxia Baofeng Energy Group
Co. Ltd., Class A
4,466 15,577
NIO, Inc., Class A *
11,662 59,030
Nongfu Spring Co. Ltd., Class
H, 144A
13,385 81,096
OmniVision Integrated Circuits
Group, Inc.
540 9,681
Orient Securities Co. Ltd., Class
A
2,048 3,018
People's Insurance Co. Group of
China Ltd., Class A
5,600 6,995
People's Insurance Co. Group of
China Ltd., Class H
47,500 38,918
PetroChina Co. Ltd., Class A
7,700 12,188
PetroChina Co. Ltd., Class H
146,376 178,494
Pharmaron Beijing Co. Ltd.,
Class A
900 3,883
PICC Property & Casualty Co.
Ltd., Class H
47,149 97,572
Ping An Bank Co. Ltd., Class A
6,600 10,486
Ping An Insurance Group Co. of
China Ltd., Class A
3,900 35,863
Ping An Insurance Group Co. of
China Ltd., Class H
42,394 368,483

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Poly Developments and
Holdings Group Co. Ltd.,
Class A
3,900 3,865
Pony AI, Inc., Class A *
1,682 25,477
Pop Mart International Group
Ltd., 144A
3,555 104,423
Postal Savings Bank of China
Co. Ltd., Class A
14,000 10,142
Postal Savings Bank of China
Co. Ltd., Class H, 144A
45,262 28,522
Power Construction Corp. of
China Ltd., Class A
5,900 4,928
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,400 13,363
Range Intelligent Computing
Technology Group Co. Ltd.,
Class A
500 7,535
Rongsheng Petrochemical Co.
Ltd., Class A
2,550 5,798
SAIC Motor Corp. Ltd., Class A
2,400 5,013
Sanan Optoelectronics Co. Ltd.,
Class A
1,700 4,138
Sany Heavy Industry Co. Ltd.,
Class A
2,300 7,761
Satellite Chemical Co. Ltd.,
Class A
2,937 10,009
SDIC Power Holdings Co. Ltd.,
Class A
2,500 4,828
SenseTime Group, Inc., Class B,
144A *
180,087 58,929
Seres Group Co. Ltd., Class A
500 7,821
SF Holding Co. Ltd., Class A
1,860 10,267
SG Micro Corp., Class A
253 2,536
Shaanxi Coal Industry Co. Ltd.,
Class A
4,600 15,890
Shandong Gold Mining Co. Ltd.,
Class A
2,200 15,170
Shandong Gold Mining Co. Ltd.,
Class H, 144A
9,593 50,544
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
900 5,064
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
13,432 8,739
Shanghai Baosight Software Co.
Ltd., Class A
1,310 4,617
Shanghai Electric Group Co.
Ltd., Class A *
6,400 8,489
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
1,100 4,246
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
1,300 3,259
Shanghai Pudong Development
Bank Co. Ltd., Class A
9,300 13,176
Shanghai Putailai New Energy
Technology Group Co. Ltd.
1,160 4,805
Shanghai Rural Commercial
Bank Co. Ltd., Class A
7,000 8,581
Number
of Shares Value $
Shanghai United Imaging
Healthcare Co. Ltd., Class A
246 4,686
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
2,100 12,641
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,600 1,712
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
420 9,865
Shenwan Hongyuan Group Co.
Ltd., Class A
11,900 8,690
Shenzhen Inovance Technology
Co. Ltd., Class A
1,050 11,160
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
290 7,859
Shenzhen Transsion Holdings
Co. Ltd., Class A
368 3,101
Shenzhou International Group
Holdings Ltd.
4,639 37,564
Sichuan Chuantou Energy Co.
Ltd., Class A
1,900 3,999
Sichuan Road & Bridge Group
Co. Ltd., Class A
3,920 5,679
Sinopharm Group Co. Ltd.,
Class H
7,555 20,415
Sinotruk Hong Kong Ltd.
4,034 21,223
Smoore International Holdings
Ltd., 144A
10,110 15,313
Sungrow Power Supply Co. Ltd.,
Class A
700 14,743
Sunny Optical Technology Group
Co. Ltd.
6,270 46,684
SUPCON Technology Co. Ltd.,
Class A
248 2,899
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
2,100 26,186
TAL Education Group, ADR *
2,441 25,704
TBEA Co. Ltd., Class A
1,950 8,623
TCL Technology Group Corp.,
Class A
1,280 927
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A *
1,375 2,068
Tencent Holdings Ltd.
41,656 2,758,111
Tencent Music Entertainment
Group, ADR
3,762 54,925
Tianqi Lithium Corp., Class A *
800 6,600
Tingyi Cayman Islands Holding
Corp.
13,114 21,942
Tongcheng Travel Holdings Ltd.
13,361 35,284
TongFu Microelectronics Co.
Ltd., Class A
2,000 15,161
Tongwei Co. Ltd., Class A * (b)
1,700 4,500
Trina Solar Co. Ltd., Class A *
1,184 3,294
Tsingtao Brewery Co. Ltd., Class
A
200 1,821

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Tsingtao Brewery Co. Ltd., Class
H
3,845 26,048
UBTech Robotics Corp. Ltd.,
Class H *
1,500 23,296
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
475 5,518
Unisplendour Corp. Ltd., Class A
1,880 7,111
Vipshop Holdings Ltd., ADR
2,351 40,954
Wanhua Chemical Group Co.
Ltd., Class A
1,021 13,840
Weichai Power Co. Ltd., Class A
2,100 8,528
Weichai Power Co. Ltd., Class H
13,146 54,813
Wens Foodstuff Group Co. Ltd.,
Class A
2,440 5,683
Wingtech Technology Co. Ltd.,
Class A *
397 1,938
Wuliangye Yibin Co. Ltd., Class A
1,200 18,199
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,500 18,278
WuXi AppTec Co. Ltd., Class A
820 11,714
WuXi AppTec Co. Ltd., Class H,
144A
1,801 27,395
Wuxi Biologics Cayman, Inc.,
144A *
23,557 121,106
WuXi XDC Cayman, Inc. *
2,000 16,144
XCMG Construction Machinery
Co. Ltd., Class A
1,400 2,502
Xiaomi Corp., Class B, 144A *
113,127 504,657
Xinjiang Daqo New Energy Co.
Ltd., Class A *
1,551 5,403
Xinyi Solar Holdings Ltd.
24,900 11,012
XPeng, Inc., Class A *
7,928 69,264
Yadea Group Holdings Ltd., 144A
6,987 10,190
Yangtze Optical Fibre & Cable
Joint Stock Ltd. Co., Class H,
144A
2,581 49,090
Yangzijiang Shipbuilding
Holdings Ltd.
18,300 62,789
Yankuang Energy Group Co. Ltd.,
Class A
1,365 3,525
Yankuang Energy Group Co. Ltd.,
Class H
17,253 30,874
Yealink Network Technology
Corp. Ltd., Class A
1,600 8,764
Yonghui Superstores Co. Ltd.,
Class A *
24,300 15,053
Yonyou Network Technology Co.
Ltd., Class A *
1,700 3,523
YTO Express Group Co. Ltd.,
Class A
900 2,572
Yum China Holdings, Inc.
2,220 122,927
Yunnan Baiyao Group Co. Ltd.,
Class A
560 4,575
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
200 4,759
Number
of Shares Value $
Zhaojin Mining Industry Co. Ltd.,
Class H
14,843 65,455
Zhejiang China Commodities
City Group Co. Ltd., Class A
7,300 15,811
Zhejiang Chint Electrics Co. Ltd.,
Class A
1,200 5,779
Zhejiang Dahua Technology Co.
Ltd., Class A
2,500 7,018
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
1,150 13,178
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
600 4,875
Zhejiang Leapmotor Technology
Co. Ltd., Class H, 144A *
5,691 29,825
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
10,700 8,313
Zhongji Innolight Co. Ltd., Class
A
340 26,463
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
3,305 18,748
Zijin Mining Group Co. Ltd.,
Class A
6,500 37,470
Zijin Mining Group Co. Ltd.,
Class H
39,583 227,680
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
4,400 6,407
ZTE Corp., Class A
1,512 8,518
ZTE Corp., Class H
3,477 12,106
ZTO Express Cayman, Inc.
2,755 67,436
(Cost $11,448,682)
14,302,696
Colombia — 0.0%
Grupo Cibest SA
1,651 36,091
Interconexion Electrica SA ESP
2,692 19,731
(Cost $29,613)
55,822
Czech Republic — 0.1%
CEZ AS
880 49,990
CSG NV *
1,288 48,442
Komercni Banka AS
494 28,303
Moneta Money Bank AS, 144A
2,169 20,835
(Cost $100,220)
147,570
Denmark — 0.9%
A.P. Moller — Maersk A/S, Class
A
15 36,767
A.P. Moller — Maersk A/S, Class
B
26 64,449
Carlsberg AS, Class B
667 103,706
Coloplast A/S, Class B
863 66,599
Danske Bank A/S
4,226 220,603
Demant A/S *
709 22,065
DSV A/S
1,352 349,674
Genmab A/S *
412 120,435
Novo Nordisk A/S, Class B
20,949 788,122
Novonesis (Novozymes) B, Class
B
2,507 148,867

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Orsted AS, 144A *
4,062 96,353
Pandora A/S
539 42,618
ROCKWOOL A/S, Class B
373 12,360
Tryg A/S
2,369 58,667
Vestas Wind Systems A/S
6,557 168,446
(Cost $2,034,850)
2,299,731
Egypt — 0.0%
Commercial International Bank -
Egypt (CIB)
19,235 53,553
Eastern Co. SAE
8,112 6,936
Talaat Moustafa Group
5,332 9,686
(Cost $54,323)
70,175
Finland — 0.7%
Elisa OYJ
1,081 55,486
Fortum OYJ
3,018 70,644
Kesko OYJ, Class B
1,912 47,127
Kone OYJ, Class B
2,381 180,113
Metso Corp.
4,593 96,087
Neste OYJ
2,688 67,271
Nokia OYJ
34,073 261,050
Nordea Bank Abp
19,312 375,374
Orion OYJ, Class B
746 59,676
Sampo OYJ, Class A
14,887 165,139
Stora Enso OYJ, Class R
3,916 53,235
UPM-Kymmene OYJ
3,565 113,651
Wartsila OYJ Abp
3,415 148,898
(Cost $1,180,908)
1,693,751
France — 5.9%
Accor SA
1,208 70,312
Aeroports de Paris SA
206 28,820
Air Liquide SA
3,800 800,312
Airbus SE
3,866 841,621
Alstom SA *
2,340 78,220
Amundi SA, 144A
442 42,330
AXA SA
10,978 537,803
Ayvens SA, 144A
2,274 29,019
BioMerieux
286 33,794
BNP Paribas SA
6,426 725,128
Bollore SE
4,215 24,683
Bouygues SA
1,215 75,630
Bureau Veritas SA
2,059 71,576
Capgemini SE
1,047 132,312
Carrefour SA
3,700 70,148
Cie de Saint-Gobain SA
2,985 304,175
Cie Generale des Etablissements
Michelin SCA
4,513 183,440
Covivio SA REIT
507 37,232
Credit Agricole SA
6,900 153,155
Danone SA
4,288 368,045
Dassault Aviation SA
133 53,212
Dassault Systemes SE
4,728 103,632
Number
of Shares Value $
Eiffage SA
518 89,485
Engie SA
11,619 397,181
EssilorLuxottica SA
1,909 507,978
Gecina SA REIT
314 29,107
Getlink SE
2,260 49,189
Hermes International SCA
199 481,799
Ipsen SA
238 46,430
Kering SA
505 170,599
Klepierre SA REIT
1,469 61,828
Legrand SA
1,660 301,770
L'Oreal SA
1,580 741,918
LVMH Moet Hennessy Louis
Vuitton SE
1,596 1,026,083
Orange SA
11,983 257,554
Pernod Ricard SA
1,307 120,861
Publicis Groupe SA
1,363 121,466
Renault SA
1,370 51,980
Rexel SA
1,411 61,471
Safran SA
2,324 933,654
Sanofi SA
7,025 682,321
Sartorius Stedim Biotech
178 38,511
Schneider Electric SE
3,559 1,163,611
Societe Generale SA
4,424 386,096
Sodexo SA
608 33,334
Thales SA
574 172,883
TotalEnergies SE
12,885 1,024,333
Unibail-Rodamco-Westfield
REIT *
837 104,982
Veolia Environnement SA
3,884 165,033
Vinci SA
3,268 543,502
(Cost $9,322,827)
14,529,558
Germany — 5.2%
adidas AG
1,057 197,584
Allianz SE
2,435 1,099,665
BASF SE
5,915 340,372
Bayer AG
6,170 306,273
Bayerische Motoren Werke AG
1,729 182,766
Beiersdorf AG
639 81,280
Brenntag SE
611 37,758
Commerzbank AG
4,541 185,920
Continental AG
763 65,922
CTS Eventim AG & Co. KGaA
431 35,063
Daimler Truck Holding AG
3,119 158,583
Delivery Hero SE, 144A *
1,322 30,703
Deutsche Bank AG (c)
11,701 418,856
Deutsche Boerse AG
1,269 348,473
Deutsche Lufthansa AG
4,205 45,155
Deutsche Post AG
6,162 364,779
Deutsche Telekom AG
23,564 949,176
E.ON SE
14,263 331,670
Evonik Industries AG
1,797 31,404

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Fresenius Medical Care AG
1,360 63,395
Fresenius SE & Co. KGaA
2,805 168,702
GEA Group AG
1,052 81,917
Hannover Rueck SE
344 104,788
Heidelberg Materials AG
958 214,566
Henkel AG & Co. KGaA
831 75,362
Hensoldt AG
415 36,483
HOCHTIEF AG
105 51,190
Infineon Technologies AG
8,400 454,834
Knorr-Bremse AG
506 66,665
LEG Immobilien SE
488 40,825
Mercedes-Benz Group AG
4,598 320,547
Merck KGaA
872 132,195
MTU Aero Engines AG
321 138,594
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
838 550,145
Nemetschek SE
404 32,365
Rational AG
23 20,070
Rheinmetall AG
303 595,575
RWE AG
3,980 256,489
SAP SE
6,789 1,371,422
Scout24 SE, 144A
507 43,283
Siemens AG
4,942 1,444,685
Siemens Energy AG
4,940 971,587
Siemens Healthineers AG, 144A
2,163 107,702
Symrise AG
855 78,377
Talanx AG
413 52,216
Vonovia SE
5,198 176,213
Zalando SE, 144A *
1,572 38,543
(Cost $8,130,971)
12,900,137
Greece — 0.2%
Alpha Bank SA
10,000 43,956
Eurobank SA
17,815 82,517
Hellenic Telecommunications
Organization SA
1,292 26,716
JUMBO SA
863 25,309
National Bank of Greece SA
5,860 95,450
OPAP Holding SA
1,182 22,067
Piraeus Bank SA *
7,371 70,722
Public Power Corp. SA
1,371 30,617
(Cost $287,148)
397,354
Hong Kong — 2.4%
AIA Group Ltd.
69,193 767,691
Alibaba Group Holding Ltd.
112,309 2,051,404
Alibaba Health Information
Technology Ltd. *
39,279 28,016
Beijing Enterprises Holdings Ltd.
2,297 10,335
BOC Hong Kong Holdings Ltd.
23,191 133,098
Bosideng International Holdings
Ltd.
27,462 17,060
Number
of Shares Value $
BYD Electronic International
Co. Ltd.
4,758 19,620
C&D International Investment
Group Ltd.
5,572 10,769
China Gas Holdings Ltd.
17,761 18,389
China Merchants Port Holdings
Co. Ltd.
8,916 19,921
China Overseas Land &
Investment Ltd.
32,847 60,249
China Power International
Development Ltd.
30,065 12,605
China Resources Beer Holdings
Co. Ltd.
8,452 29,818
China Resources Gas Group Ltd.
5,155 13,824
China Resources Land Ltd.
20,148 81,845
China Resources Power
Holdings Co. Ltd.
10,908 26,045
China Ruyi Holdings Ltd. *
57,428 14,901
China State Construction
International Holdings Ltd.
10,251 12,173
China Taiping Insurance
Holdings Co. Ltd.
8,417 24,594
Chow Tai Fook Jewellery Group
Ltd.
11,774 19,745
CK Asset Holdings Ltd.
11,273 71,730
CK Hutchison Holdings Ltd.
17,876 147,150
CK Infrastructure Holdings Ltd.
3,282 27,876
CLP Holdings Ltd.
10,629 100,809
Far East Horizon Ltd.
11,701 11,576
Futu Holdings Ltd., ADR *
338 50,308
Galaxy Entertainment Group Ltd.
12,920 68,965
GCL Technology Holdings Ltd. *
116,245 17,830
Geely Automobile Holdings Ltd.
41,952 86,602
Guangdong Investment Ltd.
16,239 15,838
Henderson Land Development
Co. Ltd.
7,911 35,837
HKT Trust & HKT Ltd. (a)
35,023 55,242
Hong Kong & China Gas Co. Ltd.
75,303 73,249
Hong Kong Exchanges &
Clearing Ltd.
7,763 415,765
Hongkong Land Holdings Ltd.
8,686 75,308
Jardine Matheson Holdings Ltd.
1,238 102,135
Kunlun Energy Co. Ltd.
21,049 22,573
Link REIT
17,782 88,099
MTR Corp. Ltd.
8,060 38,469
Orient Overseas International
Ltd.
824 15,746
Power Assets Holdings Ltd.
8,459 68,605
Prudential PLC
16,933 259,575
Sino Biopharmaceutical Ltd.
65,604 50,733
Sino Land Co. Ltd.
29,162 47,638
SITC International Holdings Co.
Ltd.
7,015 29,931
Sun Hung Kai Properties Ltd.
9,586 178,894
Swire Pacific Ltd., Class A
1,744 18,759

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Techtronic Industries Co. Ltd.
9,781 159,528
Want Want China Holdings Ltd.
25,127 15,738
WH Group Ltd., 144A
53,694 67,534
Wharf Holdings Ltd.
4,979 16,483
Wharf Real Estate Investment
Co. Ltd.
9,885 36,516
Zijin Gold International Co. Ltd. *
1,500 44,827
(Cost $4,606,366)
5,887,970
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC
2,664 29,471
OTP Bank Nyrt
1,375 169,487
Richter Gedeon Nyrt
1,152 43,131
(Cost $116,173)
242,089
India — 3.8%
ABB India Ltd.
258 17,222
Adani Enterprises Ltd.
813 19,319
Adani Enterprises Ltd. * (b)
97 1,841
Adani Ports & Special Economic
Zone Ltd.
3,088 51,627
Adani Power Ltd. *
24,344 37,492
Aditya Birla Capital Ltd. *
6,260 23,701
Alkem Laboratories Ltd.
221 13,700
Ambuja Cements Ltd.
3,510 19,306
APL Apollo Tubes Ltd.
732 17,980
Apollo Hospitals Enterprise Ltd.
613 52,701
Ashok Leyland Ltd.
15,910 36,917
Asian Paints Ltd.
2,472 64,566
AU Small Finance Bank Ltd.,
144A
2,202 23,196
Aurobindo Pharma Ltd.
1,299 17,425
Avenue Supermarts Ltd., 144A *
990 41,869
Axis Bank Ltd.
14,458 219,930
Bajaj Auto Ltd.
379 41,545
Bajaj Finance Ltd.
17,886 195,795
Bajaj Finserv Ltd.
2,493 54,625
Bajaj Holdings & Investment Ltd.
173 20,545
Balkrishna Industries Ltd.
396 10,377
Bank of Baroda
4,431 15,681
Bharat Electronics Ltd.
23,037 112,607
Bharat Forge Ltd.
1,373 28,844
Bharat Heavy Electricals Ltd.
4,136 12,045
Bharat Petroleum Corp. Ltd.
10,394 44,032
Bharti Airtel Ltd.
16,505 340,944
Bosch Ltd.
76 30,429
Britannia Industries Ltd.
585 38,598
BSE Ltd.
1,282 38,147
Canara Bank
13,722 23,736
CG Power & Industrial Solutions
Ltd.
3,365 26,823
Cholamandalam Investment and
Finance Co. Ltd.
2,482 47,219
Cipla Ltd.
3,216 47,659
Number
of Shares Value $
Coal India Ltd.
10,072 47,677
Colgate-Palmolive India Ltd.
646 16,009
Coromandel International Ltd.
948 23,133
Cummins India Ltd.
931 50,126
Dabur India Ltd.
2,240 12,766
Divi's Laboratories Ltd.
814 57,339
Dixon Technologies India Ltd.
176 20,367
DLF Ltd.
3,768 25,010
Dr Reddy's Laboratories Ltd.
3,129 44,240
Eicher Motors Ltd.
841 74,050
Eternal Ltd. *
15,828 42,851
Fortis Healthcare Ltd.
3,232 33,488
FSN E-Commerce Ventures
Ltd. *
8,240 24,045
GAIL India Ltd.
10,749 20,030
GE Vernova T&D India Ltd.
818 34,619
GMR Airports Ltd. *
13,971 15,453
Godrej Consumer Products Ltd.
2,054 27,488
Godrej Properties Ltd. *
708 13,471
Grasim Industries Ltd.
1,596 49,117
Havells India Ltd.
1,336 20,517
HCL Technologies Ltd.
5,802 88,590
HDFC Asset Management Co.
Ltd., 144A
878 26,044
HDFC Bank Ltd.
73,099 713,303
HDFC Life Insurance Co. Ltd.,
144A
5,070 39,863
Hero MotoCorp Ltd.
693 43,495
Hindalco Industries Ltd.
8,356 84,932
Hindustan Aeronautics Ltd.
1,263 54,326
Hindustan Petroleum Corp. Ltd.
5,541 26,723
Hindustan Unilever Ltd.
5,091 130,839
Hitachi Energy India Ltd.
87 24,445
Hyundai Motor India Ltd.
1,669 39,725
ICICI Bank Ltd.
34,130 517,298
ICICI Lombard General Insurance
Co. Ltd., 144A
1,439 30,077
ICICI Prudential Life Insurance
Co. Ltd., 144A
2,347 16,885
IDFC First Bank Ltd.
21,661 17,495
Indian Hotels Co. Ltd.
5,199 38,120
Indian Oil Corp. Ltd.
18,837 38,816
Indus Towers Ltd. *
6,987 34,940
IndusInd Bank Ltd. *
3,703 38,943
Info Edge India Ltd.
1,700 19,239
Infosys Ltd.
20,859 298,086
InterGlobe Aviation Ltd., 144A
1,100 58,366
ITC Ltd.
18,977 65,415
Jindal Stainless Ltd.
2,345 20,011
Jindal Steel Ltd.
1,718 23,496
Jio Financial Services Ltd.
17,007 47,744
JSW Energy Ltd.
2,972 15,934
JSW Steel Ltd.
3,250 45,180

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Jubilant Foodworks Ltd.
2,498 14,275
Kotak Mahindra Bank Ltd.
35,555 162,267
L&T Finance Ltd.
7,250 22,628
Larsen & Toubro Ltd.
4,346 204,377
Lodha Developers Ltd., 144A
1,607 17,456
LTIMindtree Ltd., 144A
340 16,676
Lupin Ltd.
1,262 31,931
Mahindra & Mahindra Ltd.
6,017 224,698
Mankind Pharma Ltd.
1,484 36,663
Marico Ltd.
3,062 26,544
Maruti Suzuki India Ltd.
819 133,748
Max Healthcare Institute Ltd.
4,992 59,917
Mphasis Ltd.
664 16,761
MRF Ltd.
13 20,146
Muthoot Finance Ltd.
777 28,641
Nestle India Ltd.
3,570 50,688
NHPC Ltd.
19,812 16,405
NMDC Ltd.
13,836 12,431
NTPC Ltd.
28,137 118,113
Oberoi Realty Ltd.
674 11,282
Oil & Natural Gas Corp. Ltd.
17,045 52,404
One 97 Communications Ltd. *
2,525 30,483
Page Industries Ltd.
75 26,471
PB Fintech Ltd. *
1,707 27,799
Persistent Systems Ltd.
488 25,388
Petronet LNG Ltd.
3,652 12,982
Phoenix Mills Ltd.
1,829 33,345
PI Industries Ltd.
474 16,242
Pidilite Industries Ltd.
1,454 23,845
Polycab India Ltd.
304 28,772
Power Finance Corp. Ltd.
8,078 36,742
Power Grid Corp. of India Ltd.
29,984 98,429
Punjab National Bank
13,880 19,748
REC Ltd.
6,625 25,473
Reliance Industries Ltd., GDR,
144A
3,425 209,952
Reliance Industries Ltd.
24,528 375,808
Samvardhana Motherson
International Ltd.
32,422 47,520
SBI Cards & Payment Services
Ltd. *
667 5,678
SBI Life Insurance Co. Ltd., 144A
2,478 55,489
Shree Cement Ltd.
27 7,739
Shriram Finance Ltd.
8,837 104,848
Siemens Energy India Ltd.
744 23,969
Siemens Ltd. *
511 19,202
Solar Industries India Ltd.
127 18,851
SRF Ltd.
1,263 35,570
State Bank of India
11,309 149,380
Sun Pharmaceutical Industries
Ltd.
5,907 112,782
Sundaram Finance Ltd.
404 24,466
Number
of Shares Value $
Supreme Industries Ltd.
453 19,794
Suzlon Energy Ltd. *
47,210 22,143
Swiggy Ltd. *
9,082 30,123
Tata Consultancy Services Ltd.
5,831 169,041
Tata Consumer Products Ltd.
3,424 42,943
Tata Motors Ltd. *
12,569 69,811
Tata Motors Passenger Vehicles
Ltd.
12,569 52,866
Tata Power Co. Ltd.
8,039 33,362
Tata Steel Ltd.
46,306 108,074
Tech Mahindra Ltd.
3,220 48,058
Titan Co. Ltd.
2,147 102,127
Torrent Pharmaceuticals Ltd.
921 43,868
Torrent Power Ltd.
1,113 19,163
Trent Ltd.
1,090 46,720
Tube Investments of India Ltd.
584 17,675
TVS Motor Co. Ltd.
1,842 78,350
UltraTech Cement Ltd.
730 101,721
Union Bank of India Ltd.
10,734 23,865
United Spirits Ltd.
1,825 27,699
UPL Ltd.
4,308 30,183
Varun Beverages Ltd.
9,592 47,593
Vedanta Ltd.
7,425 58,632
Vishal Mega Mart Ltd. *
17,435 22,572
Vodafone Idea Ltd. *
197,375 22,975
Voltas Ltd.
1,270 21,795
WAAREE Energies Ltd.
715 21,293
Wipro Ltd.
23,277 51,417
Yes Bank Ltd. *
52,644 11,990
Zydus Lifesciences Ltd.
1,681 17,031
(Cost $6,883,085)
9,276,477
Indonesia — 0.3%
Amman Mineral Internasional
PT *
94,549 43,143
Barito Renewables Energy Tbk
PT *
50,000 24,530
Bumi Resources Minerals Tbk
PT *
400,000 23,144
Dian Swastatika Sentosa TBK
PT *
8,732 41,108
GoTo Gojek Tokopedia Tbk PT *
6,175,834 22,471
PT Astra International Tbk
151,213 60,206
PT Bank Central Asia Tbk
343,736 147,110
PT Bank Mandiri Persero Tbk
245,381 77,208
PT Bank Negara Indonesia
Persero Tbk
97,184 25,506
PT Bank Rakyat Indonesia
Persero Tbk
466,582 108,818
PT Barito Pacific Tbk *
167,683 19,904
PT Chandra Asri Pacific Tbk
55,122 22,029
PT Charoen Pokphand Indonesia
Tbk
54,052 13,702
PT Sumber Alfaria Trijaya Tbk
128,145 12,765

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
PT Telkom Indonesia Persero
Tbk
324,753 68,573
PT United Tractors Tbk
13,151 22,435
(Cost $797,609)
732,652
Ireland — 0.6%
AerCap Holdings NV
1,077 160,947
AIB Group PLC
14,392 150,499
Bank of Ireland Group PLC
6,248 122,072
Experian PLC
5,885 220,956
Kerry Group PLC, Class A
1,113 99,029
Kingspan Group PLC
1,045 104,153
PDD Holdings, Inc., ADR *
4,645 481,826
Ryanair Holdings PLC
5,423 175,702
(Cost $1,135,770)
1,515,184
Israel — 0.6%
Azrieli Group Ltd.
297 42,674
Bank Hapoalim BM
8,127 204,926
Bank Leumi Le-Israel BM
10,185 246,351
Check Point Software
Technologies Ltd. *
547 83,182
Elbit Systems Ltd.
175 134,013
ICL Group Ltd.
4,861 22,981
Israel Discount Bank Ltd., Class
A
8,353 101,086
Mizrahi Tefahot Bank Ltd.
1,027 76,912
Monday.com Ltd. *
311 22,591
Nice Ltd. *
453 51,336
Nova Ltd. *
193 84,708
Phoenix Financial Ltd.
1,475 75,337
Teva Pharmaceutical Industries
Ltd., ADR *
7,720 261,399
Tower Semiconductor Ltd. *
750 94,785
(Cost $928,035)
1,502,281
Italy — 1.8%
Banca Mediolanum SpA
1,195 25,755
Banca Monte dei Paschi di Siena
SpA
12,905 126,533
Banco BPM SpA
7,024 104,035
BPER Banca SPA
9,479 134,517
Buzzi SpA
496 28,706
Davide Campari-Milano NV
4,012 30,235
Enel SpA
52,347 630,532
Eni SpA
13,422 311,733
Ferrari NV
826 313,687
FinecoBank Banca Fineco SpA
4,131 97,575
Generali
5,767 246,405
Intesa Sanpaolo SpA
89,631 617,974
Italgas SpA
3,928 50,776
Leonardo SpA
2,650 177,855
Moncler SpA
1,523 105,167
Poste Italiane SpA, 144A
3,357 90,241
Prysmian SpA
1,848 223,819
Number
of Shares Value $
Recordati Industria Chimica e
Farmaceutica SpA
736 42,109
Snam SpA
13,869 107,994
Telecom Italia SpA *
69,924 52,564
Telecom Italia SpA-RSP *
38,852 34,054
Terna - Rete Elettrica Nazionale
8,823 106,338
UniCredit SpA
8,906 761,995
Unipol Assicurazioni SpA
2,587 64,682
(Cost $2,305,817)
4,485,281
Japan — 13.9%
Advantest Corp.
5,000 859,668
Aeon Co. Ltd.
13,900 198,177
AGC, Inc.
1,000 44,376
Aisin Corp.
3,100 55,175
Ajinomoto Co., Inc.
6,334 201,500
ANA Holdings, Inc.
1,000 21,791
Asahi Group Holdings Ltd.
10,200 111,004
Asahi Kasei Corp.
9,000 106,301
Asics Corp.
5,020 154,105
Astellas Pharma, Inc.
12,300 204,902
Bandai Namco Holdings, Inc.
3,400 92,400
Bridgestone Corp.
7,200 175,015
Canon, Inc.
6,000 182,960
Capcom Co. Ltd.
2,100 48,316
Central Japan Railway Co.
5,200 153,438
Chiba Bank Ltd.
3,700 55,133
Chubu Electric Power Co., Inc.
4,900 82,757
Chugai Pharmaceutical Co. Ltd.
4,281 286,606
Dai Nippon Printing Co. Ltd.
2,000 41,623
Daifuku Co. Ltd.
1,800 74,598
Dai-ichi Life Holdings, Inc.
22,900 236,237
Daiichi Sankyo Co. Ltd.
11,174 219,237
Daikin Industries Ltd.
1,613 205,698
Daito Trust Construction Co. Ltd.
1,500 34,579
Daiwa House Industry Co. Ltd.
3,471 125,424
Daiwa Securities Group, Inc.
9,400 99,077
Denso Corp.
11,000 158,486
Disco Corp.
623 301,197
East Japan Railway Co.
6,510 160,911
Ebara Corp.
3,200 113,562
Eisai Co. Ltd.
2,000 67,121
ENEOS Holdings, Inc.
16,993 161,916
FANUC Corp.
6,325 288,091
Fast Retailing Co. Ltd.
1,267 560,055
Fuji Electric Co. Ltd.
800 71,258
FUJIFILM Holdings Corp.
7,600 157,874
Fujikura Ltd.
1,600 274,223
Fujitsu Ltd.
11,400 261,923
Hankyu Hanshin Holdings, Inc.
1,900 55,419
Hikari Tsushin, Inc.
100 28,310
Hitachi Ltd.
29,640 991,891

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Honda Motor Co. Ltd.
24,048 243,999
Hoya Corp.
2,140 387,328
Hulic Co. Ltd.
2,500 33,122
Ibiden Co. Ltd.
1,500 91,605
Idemitsu Kosan Co. Ltd.
4,960 47,356
IHI Corp.
7,000 192,879
Inpex Corp.
6,200 150,866
Isuzu Motors Ltd.
3,400 63,541
ITOCHU Corp.
38,300 556,725
Japan Airlines Co. Ltd.
900 18,603
Japan Exchange Group, Inc.
7,500 102,560
Japan Post Bank Co. Ltd.
12,200 239,133
Japan Post Holdings Co. Ltd.
11,099 144,703
Japan Post Insurance Co. Ltd.
1,100 35,938
Japan Tobacco, Inc.
7,629 292,478
JFE Holdings, Inc.
4,500 63,409
JX Advanced Metals Corp.
3,600 95,876
Kajima Corp.
2,800 128,054
Kansai Electric Power Co., Inc.
5,800 104,847
Kao Corp.
2,611 111,586
Kawasaki Heavy Industries Ltd.
900 105,206
Kawasaki Kisen Kaisha Ltd.
2,100 33,793
KDDI Corp.
18,600 318,129
Keyence Corp.
1,258 532,152
Kikkoman Corp.
5,500 52,829
Kioxia Holdings Corp. *
1,200 162,981
Kirin Holdings Co. Ltd.
5,525 95,772
Komatsu Ltd.
6,300 303,896
Konami Group Corp.
600 80,031
Kubota Corp.
6,200 126,092
Kyocera Corp.
9,018 159,583
Kyowa Kirin Co. Ltd.
1,200 22,169
Lasertec Corp.
462 99,580
LY Corp.
18,500 46,083
M3, Inc.
3,742 41,166
Makita Corp.
1,400 54,282
Marubeni Corp.
9,000 346,249
MatsukiyoCocokara & Co.
1,800 29,841
MINEBEA MITSUMI, Inc.
2,800 60,316
Mitsubishi Chemical Group
Corp.
8,900 66,138
Mitsubishi Corp.
20,619 698,457
Mitsubishi Electric Corp.
12,600 483,377
Mitsubishi Estate Co. Ltd.
7,000 236,583
Mitsubishi HC Capital, Inc.
6,800 65,925
Mitsubishi Heavy Industries Ltd.
21,100 677,459
Mitsubishi UFJ Financial Group,
Inc.
72,500 1,378,134
Mitsui & Co. Ltd.
15,800 594,100
Mitsui Fudosan Co. Ltd.
17,113 230,836
Mitsui OSK Lines Ltd.
2,300 85,393
Mizuho Financial Group, Inc.
16,247 743,971
Number
of Shares Value $
MonotaRO Co. Ltd.
1,200 15,987
MS&AD Insurance Group
Holdings, Inc.
8,127 227,732
Murata Manufacturing Co. Ltd.
10,365 272,657
NEC Corp.
8,625 239,367
Nexon Co. Ltd.
1,960 41,681
Nidec Corp.
6,028 95,034
Nintendo Co. Ltd.
7,386 425,429
Nippon Building Fund, Inc. REIT
64 59,547
Nippon Paint Holdings Co. Ltd.
8,100 60,012
Nippon Sanso Holdings Corp.
1,000 38,376
Nippon Steel Corp.
29,850 121,568
Nippon Yusen KK
2,400 82,513
Nissan Motor Co. Ltd. *
13,100 36,339
Nitori Holdings Co. Ltd.
2,005 40,160
Nitto Denko Corp.
4,500 104,803
Nomura Holdings, Inc.
20,500 190,672
Nomura Research Institute Ltd.
2,156 60,290
NTT, Inc.
184,900 181,508
Obayashi Corp.
3,900 110,283
Obic Co. Ltd.
2,000 53,789
Olympus Corp.
7,187 70,321
Oracle Corp.
200 12,080
Oriental Land Co. Ltd.
6,725 121,267
ORIX Corp.
7,384 262,091
Osaka Gas Co. Ltd.
2,308 96,302
Otsuka Corp.
1,716 34,602
Otsuka Holdings Co. Ltd.
2,883 197,720
Pan Pacific International
Holdings Corp.
11,100 73,922
Panasonic Holdings Corp.
15,681 254,748
Rakuten Group, Inc. *
9,900 52,497
Recruit Holdings Co. Ltd.
9,400 413,283
Renesas Electronics Corp.
11,565 219,873
Resona Holdings, Inc.
13,000 159,040
Ryohin Keikaku Co. Ltd.
3,000 69,100
Sanrio Co. Ltd.
1,000 36,666
SBI Holdings, Inc.
3,034 65,084
SCREEN Holdings Co. Ltd.
600 88,080
Secom Co. Ltd.
2,310 89,314
Seibu Holdings, Inc.
1,000 29,712
Sekisui Chemical Co. Ltd.
2,200 42,953
Sekisui House Ltd.
3,800 93,099
Seven & i Holdings Co. Ltd.
14,183 199,397
Shimadzu Corp.
1,400 39,078
Shimano, Inc.
453 48,617
Shimizu Corp.
3,200 71,576
Shin-Etsu Chemical Co. Ltd.
10,995 434,266
Shionogi & Co. Ltd.
5,427 127,330
Shiseido Co. Ltd.
3,127 66,078
SMC Corp.
414 199,942
SoftBank Corp.
181,000 247,801

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
SoftBank Group Corp.
23,900 625,794
Sompo Holdings, Inc.
5,500 219,944
Sony Financial Group, Inc. *
40,700 41,673
Sony Group Corp.
39,100 912,120
Subaru Corp.
3,400 64,586
Sumitomo Corp.
6,900 294,398
Sumitomo Electric Industries
Ltd.
4,500 298,963
Sumitomo Metal Mining Co. Ltd.
1,728 139,698
Sumitomo Mitsui Financial
Group, Inc.
23,600 906,280
Sumitomo Mitsui Trust Holdings,
Inc.
3,920 137,632
Sumitomo Realty &
Development Co. Ltd.
4,112 139,239
Suntory Beverage & Food Ltd.
800 25,189
Suzuki Motor Corp.
10,800 163,938
Sysmex Corp.
3,600 33,933
T&D Holdings, Inc.
2,500 67,461
Taisei Corp.
1,000 130,247
Takeda Pharmaceutical Co. Ltd.
10,353 385,772
TDK Corp.
12,875 199,888
Terumo Corp.
8,300 112,144
TIS, Inc.
1,500 30,967
Toho Co. Ltd.
3,500 35,075
Tokio Marine Holdings, Inc.
12,053 503,762
Tokyo Electron Ltd.
2,864 807,125
Tokyo Gas Co. Ltd.
1,900 93,148
Tokyu Corp.
3,400 43,489
TOPPAN Holdings, Inc.
1,800 61,838
Toray Industries, Inc.
9,647 82,778
Toyota Industries Corp.
1,100 142,497
Toyota Motor Corp.
61,320 1,501,931
Toyota Tsusho Corp.
4,200 187,940
Tsuruha Holdings, Inc.
1,800 30,256
Unicharm Corp.
8,215 56,261
West Japan Railway Co.
2,441 52,426
Yamaha Motor Co. Ltd.
7,000 55,717
Yokogawa Electric Corp.
1,461 58,425
Yokohama Financial Group, Inc.
7,700 83,329
Zensho Holdings Co. Ltd.
600 38,148
ZOZO, Inc.
2,199 16,039
(Cost $19,530,500)
33,911,101
Kazakhstan — 0.0%
Solidcore Resources PLC * (b)
(Cost $24,991)
1,592 0
Kuwait — 0.2%
Boubyan Bank KSCP
15,997 35,415
Gulf Bank KSCP
8,088 8,940
Kuwait Finance House KSCP
73,401 192,417
Mabanee Co KPSC
4,089 13,066
Number
of Shares Value $
Mobile Telecommunications Co.
KSCP
10,296 18,195
National Bank of Kuwait SAKP
54,960 168,984
(Cost $341,563)
437,017
Luxembourg — 0.2%
ArcelorMittal SA
2,739 179,556
CVC Capital Partners PLC, 144A
1,462 20,885
Eurofins Scientific SE
890 71,679
Reinet Investments SCA
950 33,573
Tenaris SA
3,051 83,349
(Cost $220,558)
389,042
Macau — 0.0%
Sands China Ltd.
(Cost $53,234)
14,574 32,991
Malaysia — 0.3%
AMMB Holdings Bhd
15,187 25,097
Axiata Group Bhd
11,876 6,959
Celcomdigi Bhd
20,644 16,925
CIMB Group Holdings Bhd
50,918 105,212
Gamuda Bhd
40,136 43,220
Hong Leong Bank Bhd
3,524 21,084
IHH Healthcare Bhd
21,191 49,669
IOI Corp. Bhd
12,200 12,416
Kuala Lumpur Kepong Bhd
2,217 10,826
Malayan Banking Bhd
38,723 119,025
Maxis Bhd
12,100 12,066
MISC Bhd
5,400 11,200
MR DIY Group M Bhd, 144A
17,400 8,005
Nestle Malaysia Bhd
300 8,473
Petronas Chemicals Group Bhd
20,457 15,772
Petronas Dagangan Bhd
1,500 8,473
Petronas Gas Bhd
5,041 23,268
Press Metal Aluminium Holdings
Bhd
20,600 37,748
Public Bank Bhd
97,100 123,028
QL Resources Bhd
12,700 13,317
RHB Bank Bhd
10,331 22,303
SD Guthrie Bhd
12,711 18,784
Sunway Bhd
11,200 16,868
Telekom Malaysia Bhd
4,400 8,425
Tenaga Nasional Bhd
18,800 69,479
YTL Corp. Bhd
25,200 11,917
YTL Power International Bhd
24,000 17,456
(Cost $652,812)
837,015
Mexico — 0.7%
America Movil SAB de CV,
Series B
126,309 164,212
Arca Continental SAB de CV
3,554 42,775
Cemex SAB de CV, Series CPO
93,694 117,294
Coca-Cola Femsa SAB de CV
3,463 38,495

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Fibra Uno Administracion SA de
CV REIT
19,201 33,358
Fomento Economico Mexicano
SAB de CV
10,424 116,963
Fresnillo PLC
1,443 82,454
Gruma SAB de CV, Class B
1,051 18,841
Grupo Aeroportuario del Centro
Norte SAB de CV
1,484 22,670
Grupo Aeroportuario del Pacifico
SAB de CV, Class B
2,657 69,333
Grupo Aeroportuario del Sureste
SAB de CV, Class B
1,257 45,185
Grupo Bimbo SAB de CV, Series
A
7,697 27,924
Grupo Carso SAB de CV, Series
A1
4,022 31,516
Grupo Comercial Chedraui SA
de CV
2,885 18,501
Grupo Financiero Banorte SAB
de CV, Class O
17,185 195,968
Grupo Financiero Inbursa SAB
de CV, Class O
9,881 25,130
Grupo Mexico SAB de CV, Series
B
20,411 259,588
Industrias Penoles SAB de CV *
1,538 97,667
Kimberly-Clark de Mexico SAB
de CV, Class A
9,295 23,332
Prologis Property Mexico SA de
CV REIT
7,544 37,050
Promotora y Operadora de
Infraestructura SAB de CV
1,277 21,040
Sigma Foods SAB de CV
27,736 31,163
Wal-Mart de Mexico SAB de CV
36,128 116,930
(Cost $983,857)
1,637,389
Netherlands — 3.3%
ABN AMRO Bank NV CVA, 144A
3,800 127,339
Adyen NV, 144A *
160 188,073
Aegon Ltd.
9,239 70,239
Akzo Nobel NV
1,184 83,409
Argenx SE *
419 325,473
ASM International NV
315 265,828
ASML Holding NV
2,511 3,659,497
ASR Nederland NV
969 70,347
BE Semiconductor Industries NV
464 103,841
Euronext NV, 144A
486 80,396
EXOR NV
658 57,807
Ferrovial SE
3,271 244,114
Heineken Holding NV
848 73,346
Heineken NV
1,701 157,898
ING Groep NV
19,037 554,031
Jbs NV, BDR *
2,366 39,557
JDE Peet's NV
1,145 42,888
Koninklijke Ahold Delhaize NV
5,953 293,813
Koninklijke KPN NV
26,693 151,426
Koninklijke Philips NV
5,019 160,597
Number
of Shares Value $
Magnum Ice Cream Co. NV *
3,268 51,748
Nebius Group N.V., Class A * (b)
1,576 0
Nebius Group NV *
1,396 127,301
NEPI Rockcastle NV *
4,525 42,068
NN Group NV
1,788 146,410
Prosus NV *
8,345 429,029
QIAGEN NV
1,440 71,395
Randstad NV
856 28,149
Stellantis NV
11,798 96,761
Universal Music Group NV
7,103 160,389
Wolters Kluwer NV
1,401 112,734
X5 Retail Group NV, GDR * (b)
635 0
(Cost $4,355,980)
8,015,903
New Zealand — 0.1%
Auckland International Airport
Ltd.
12,021 66,051
Contact Energy Ltd.
5,835 32,516
Fisher & Paykel Healthcare Corp.
Ltd.
3,849 94,431
Infratil Ltd.
6,459 43,471
Meridian Energy Ltd.
9,174 31,147
Xero Ltd. *
1,073 63,486
(Cost $307,594)
331,102
Norway — 0.4%
Aker BP ASA
2,075 62,458
DNB Bank ASA
5,910 187,401
Equinor ASA
4,768 141,210
Gjensidige Forsikring ASA
1,215 34,297
Kongsberg Gruppen ASA
2,786 113,042
Mowi ASA
2,980 70,267
Norsk Hydro ASA
8,641 80,100
Orkla ASA
5,141 70,343
Salmar ASA
555 33,213
Telenor ASA
3,991 74,000
Yara International ASA
1,325 66,986
(Cost $619,977)
933,317
Peru — 0.1%
Cia de Minas Buenaventura
SAA, ADR
1,401 61,182
Credicorp Ltd.
441 152,753
(Cost $95,914)
213,935
Philippines — 0.1%
Ayala Corp.
1,320 13,735
Ayala Land, Inc.
41,600 15,077
Bank of the Philippine Islands
11,915 23,969
BDO Unibank, Inc.
15,659 37,284
International Container Terminal
Services, Inc.
6,290 78,318
Jollibee Foods Corp.
1,940 7,200
Manila Electric Co.
1,820 20,136
Metropolitan Bank & Trust Co.
10,741 14,342

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
PLDT, Inc.
455 11,047
SM Investments Corp.
2,305 28,180
SM Prime Holdings, Inc.
65,700 24,496
(Cost $240,596)
273,784
Poland — 0.4%
Allegro.eu SA, 144A *
4,105 31,886
Asseco Poland SA
469 23,141
Bank Millennium SA *
4,751 23,056
Bank Polska Kasa Opieki SA
1,272 80,524
Budimex SA
108 24,392
CD Projekt SA
448 30,430
Dino Polska SA, 144A *
3,517 39,568
InPost SA *
1,355 24,336
KGHM Polska Miedz SA *
1,039 97,557
LPP SA
6 34,709
mBank SA *
118 34,130
ORLEN SA
3,555 114,078
PGE Polska Grupa Energetyczna
SA *
6,159 19,452
Powszechna Kasa Oszczednosci
Bank Polski SA
5,946 153,861
Powszechny Zaklad Ubezpieczen
SA
4,288 81,172
Santander Bank Polska SA
286 47,320
(Cost $504,016)
859,612
Portugal — 0.1%
Banco Comercial Portugues SA,
Class R
54,190 57,090
EDP SA
22,853 121,946
Galp Energia SGPS SA
3,156 67,945
Jeronimo Martins SGPS SA
1,646 43,294
(Cost $217,847)
290,275
Qatar — 0.2%
Al Rayan Bank
37,307 23,895
Commercial Bank PSQC
17,134 22,823
Dukhan Bank
10,103 9,959
Industries Qatar QSC
7,879 26,162
Mesaieed Petrochemical Holding
Co.
25,772 7,397
Nebras Energy
2,691 10,901
Ooredoo QPSC
5,108 19,009
Qatar Fuel QSC
2,870 11,666
Qatar Gas Transport Co. Ltd.
15,797 21,390
Qatar International Islamic Bank
QSC
7,580 23,587
Qatar Islamic Bank QPSC
11,518 74,973
Qatar National Bank QPSC
29,396 155,821
(Cost $342,331)
407,583
Russia — 0.0%
Alrosa PJSC * (b)
15,266 0
Gazprom PJSC * (b)
63,321 0
GMK Norilskiy Nickel PAO * (b)
35,200 0
Number
of Shares Value $
Inter RAO UES PJSC * (b)
208,853 0
LUKOIL PJSC * (b)
2,194 0
Magnit PJSC * (b)
443 0
Mobile TeleSystems PJSC, ADR
* (b)
3,019 0
Moscow Exchange MICEX-RTS
PJSC * (b)
8,105 0
Novatek PJSC * (b)
5,150 0
Novolipetsk Steel PJSC * (b)
7,219 0
Ozon Holdings PLC, ADR * (b)
16 0
Ozon International * (b)
306 0
PhosAgro PJSC * (b)
4 0
PhosAgro PJSC * (b)
217 0
Polyus PJSC * (b)
2,040 0
Rosneft Oil Co. PJSC * (b)
6,103 0
Sberbank of Russia PJSC * (b)
57,586 0
Severstal PAO * (b)
1,243 0
Surgutneftegas PAO * (b)
29,592 0
Tatneft PJSC * (b)
7,874 0
T-Tekhnologii MKPAO * (b)
70 0
United Co. RUSAL International
PJSC * (b)
21,438 0
VK IPJSC * (b)
417 0
VK IPJSC, GDR * (b)
35 0
VTB Bank PJSC * (b)
3,389 0
(Cost $1,028,708)
0
Saudi Arabia — 0.8%
ACWA Power Co. *
1,095 48,431
Ades Holding Co.
1,878 8,977
Al Rajhi Bank
12,700 341,971
Alinma Bank
7,836 58,453
Almarai Co. JSC
3,642 38,703
Arab National Bank
7,629 41,899
Arabian Internet &
Communications Services Co.
132 6,581
Bank AlBilad
4,006 27,341
Bank Al-Jazira
3,888 12,003
Banque Saudi Fransi
7,417 39,291
Bupa Arabia for Cooperative
Insurance Co.
387 18,345
Co. for Cooperative Insurance
415 15,014
Dar Al Arkan Real Estate
Development Co. *
3,148 16,726
Dr Sulaiman Al Habib Medical
Services Group Co.
489 30,115
Elm Co.
168 28,710
Etihad Etisalat Co.
2,259 38,725
Jarir Marketing Co.
3,200 11,935
Mouwasat Medical Services Co.
497 8,434
Riyad Bank
11,257 83,372
SABIC Agri-Nutrients Co.
1,346 44,425
SAL Saudi Logistics Services
155 6,694
Saudi Arabian Mining Co. *
8,321 155,732

18 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Saudi Arabian Oil Co., 144A
38,683 257,412
Saudi Awwal Bank
8,194 74,755
Saudi Basic Industries Corp.
6,819 98,534
Saudi Electricity Co.
3,192 11,522
Saudi Investment Bank
3,382 12,172
Saudi National Bank
20,452 227,263
Saudi Tadawul Group Holding
Co.
210 7,659
Saudi Telecom Co.
14,188 158,187
Yanbu National Petrochemical
Co.
1,411 9,480
(Cost $1,743,282)
1,938,861
Singapore — 1.0%
BOC Aviation Ltd., 144A
1,235 13,750
CapitaLand Ascendas REIT
23,908 50,844
CapitaLand Integrated
Commercial Trust REIT
35,407 68,580
CapitaLand Investment Ltd.
17,257 41,748
DBS Group Holdings Ltd.
13,846 625,254
Grab Holdings Ltd., Class A *
15,722 66,347
Keppel Ltd.
10,100 104,441
Oversea-Chinese Banking Corp.
Ltd.
21,566 365,372
Sea Ltd., ADR *
2,470 267,871
Sembcorp Industries Ltd.
8,100 39,190
Singapore Airlines Ltd.
7,850 44,559
Singapore Exchange Ltd.
5,793 83,353
Singapore Technologies
Engineering Ltd.
11,030 86,939
Singapore Telecommunications
Ltd.
51,200 204,007
Trip.com Group Ltd.
3,981 209,344
United Overseas Bank Ltd.
8,022 234,464
Wilmar International Ltd.
12,837 35,723
(Cost $1,741,945)
2,541,786
South Africa — 1.1%
Absa Group Ltd.
5,752 97,999
Bid Corp. Ltd.
2,355 62,135
Bidvest Group Ltd.
2,038 32,315
Capitec Bank Holdings Ltd.
600 178,734
Clicks Group Ltd.
1,377 27,517
Discovery Ltd.
3,552 58,300
FirstRand Ltd.
34,294 213,619
Gold Fields Ltd.
5,945 346,637
Harmony Gold Mining Co. Ltd.
3,840 86,532
Impala Platinum Holdings Ltd.
5,827 129,419
MTN Group Ltd.
11,165 145,538
Naspers Ltd., Class N
5,289 294,042
Nedbank Group Ltd.
3,134 61,996
Northam Platinum Holdings Ltd.
1,924 52,360
OUTsurance Group Ltd.
6,696 30,894
Pepkor Holdings Ltd., 144A
22,736 37,980
Number
of Shares Value $
Remgro Ltd.
4,049 49,301
Sanlam Ltd.
11,582 77,229
Sasol Ltd. *
3,916 35,735
Shoprite Holdings Ltd.
3,745 62,211
Sibanye Stillwater Ltd. *
18,451 81,110
Standard Bank Group Ltd.
8,370 168,901
Valterra Platinum Ltd.
962 112,633
Valterra Platinum Ltd.
894 103,854
Vodacom Group Ltd.
3,319 33,920
(Cost $1,378,345)
2,580,911
South Korea — 5.3%
Alteogen, Inc.
273 77,336
Amorepacific Corp.
157 16,524
APR Corp. *
156 33,889
Celltrion, Inc. *
973 161,321
DB Insurance Co. Ltd.
269 34,240
Doosan Co. Ltd.
47 41,756
Doosan Enerbility Co. Ltd. *
2,884 213,117
Ecopro BM Co. Ltd. *
317 48,812
Ecopro Co. Ltd. *
749 96,326
Hana Financial Group, Inc.
1,864 157,828
Hanjin Kal Corp. *
155 16,841
Hankook Tire & Technology Co.
Ltd.
342 17,332
Hanmi Semiconductor Co. Ltd.
251 56,447
Hanwha Aerospace Co. Ltd.
225 186,913
Hanwha Ocean Co. Ltd. *
1,019 100,023
Hanwha Systems Co. Ltd. *
510 40,275
HD Hyundai Co. Ltd.
285 57,951
HD Hyundai Electric Co. Ltd.
162 118,248
HD Hyundai Heavy Industries
Co. Ltd.
250 104,797
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
234 73,201
HLB, Inc. *
676 24,343
HMM Co. Ltd.
1,723 25,573
HYBE Co. Ltd. *
189 50,912
Hyosung Heavy Industries Corp.
36 70,649
Hyundai Engineering &
Construction Co. Ltd.
502 57,476
Hyundai Glovis Co. Ltd.
217 43,672
Hyundai Mobis Co. Ltd.
373 134,057
Hyundai Motor Co.
862 403,885
Hyundai Rotem Co. Ltd.
494 79,157
Industrial Bank of Korea
1,244 22,268
Kakao Corp.
1,910 82,720
KakaoBank Corp.
701 13,231
KB Financial Group, Inc.
2,331 257,650
Kia Corp.
1,618 231,143
Korea Aerospace Industries Ltd.
428 56,977
Korea Electric Power Corp.
1,585 64,458

DBX ETF Trust | 19
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Korea Investment Holdings Co.
Ltd.
330 59,301
Korean Air Lines Co. Ltd. *
983 19,202
Krafton, Inc. *
177 30,577
KT&G Corp.
721 81,748
LG Chem Ltd.
323 93,745
LG Corp.
592 44,323
LG Display Co. Ltd. *
1,760 17,545
LG Electronics, Inc.
631 63,912
LG Energy Solution Ltd. *
292 86,676
LG Uplus Corp.
922 10,601
LIG Nex1 Co. Ltd. *
82 29,015
LS Electric Co. Ltd.
97 53,068
Meritz Financial Group, Inc. *
607 53,632
Mirae Asset Securities Co. Ltd.
1,286 64,367
NAVER Corp.
977 172,851
NH Investment & Securities Co.
Ltd.
711 17,546
POSCO Future M Co. Ltd. *
202 34,685
POSCO Holdings, Inc.
488 140,107
Posco International Corp.
477 23,941
Samsung Biologics Co. Ltd.,
144A *
71 87,757
Samsung C&T Corp.
509 124,021
Samsung Electro-Mechanics
Co. Ltd.
357 111,307
Samsung Electronics Co. Ltd.
30,601 4,605,573
Samsung Episholdings Co. Ltd. *
56 26,277
Samsung Fire & Marine
Insurance Co. Ltd.
194 71,477
Samsung Heavy Industries Co.
Ltd. *
4,328 87,102
Samsung Life Insurance Co. Ltd.
445 71,150
Samsung SDI Co. Ltd. *
392 126,988
Samsung SDS Co. Ltd.
266 36,058
Samyang Foods Co. Ltd.
23 19,522
Shinhan Financial Group Co. Ltd.
2,768 186,458
SK Biopharmaceuticals Co.
Ltd. *
140 11,659
SK hynix, Inc.
3,549 2,617,650
SK Innovation Co. Ltd.
341 30,272
SK Square Co. Ltd. *
584 261,856
SK Telecom Co. Ltd.
673 37,334
SK, Inc.
202 56,310
S-Oil Corp. *
343 26,229
Woori Financial Group, Inc.
3,905 97,727
Yuhan Corp.
430 32,941
(Cost $4,157,479)
13,093,858
Spain — 2.2%
Acciona SA
184 53,658
ACS Actividades de
Construccion y Servicios SA
1,209 156,570
Aena Sme SA, 144A
5,252 165,508
Number
of Shares Value $
Amadeus IT Group SA
2,916 181,718
Banco Bilbao Vizcaya Argentaria
SA
37,377 872,253
Banco de Sabadell SA
31,954 121,124
Banco Santander SA
95,112 1,212,628
Bankinter SA
4,642 77,750
CaixaBank SA
24,775 307,964
Cellnex Telecom SA, 144A *
2,985 113,360
EDP Renovaveis SA
1,996 31,509
Endesa SA
2,225 90,887
Grifols SA
2,078 26,100
Iberdrola SA
41,694 987,777
Indra Sistemas SA
512 37,962
Industria de Diseno Textil SA
6,973 468,157
Mapfre SA
5,943 27,738
Naturgy Energy Group SA
1,313 40,865
Redeia Corp. SA
2,548 47,359
Repsol SA
6,917 155,412
Telefonica SA
22,819 103,807
(Cost $2,734,748)
5,280,106
Sweden — 2.3%
AddTech AB, Class B
1,706 63,231
Alfa Laval AB
1,861 110,288
Assa Abloy AB, Class B
6,792 290,110
Atlas Copco AB, Class A
17,400 375,944
Atlas Copco AB, Class B
9,973 187,637
Beijer Ref AB
2,403 37,705
Boliden AB *
1,861 147,889
Epiroc AB, Class A
4,632 139,510
Epiroc AB, Class B
2,706 70,441
EQT AB
3,068 95,191
Essity AB, Class B
4,057 129,113
Evolution AB, 144A
862 52,364
Fastighets AB Balder, Class B *
4,455 33,518
H & M Hennes & Mauritz AB,
Class B
3,620 77,271
Hexagon AB, Class B
14,545 165,789
Holmen AB, Class B
505 19,948
Industrivarden AB, Class A
852 48,557
Industrivarden AB, Class C
1,211 68,655
Indutrade AB
1,756 45,672
Investment AB Latour, Class B
1,041 26,591
Investor AB, Class B
11,604 485,557
L E Lundbergforetagen AB,
Class B
527 34,617
Lifco AB, Class B
1,482 52,828
Nibe Industrier AB, Class B
9,735 39,975
Saab AB, Class B
2,136 154,599
Sagax AB, Class B
1,272 26,912
Sandvik AB
6,995 309,474
Securitas AB, Class B
3,412 60,737

20 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Skandinaviska Enskilda Banken
AB, Class A
9,684 206,819
Skanska AB, Class B
2,213 68,148
SKF AB, Class B
2,159 62,085
Spotify Technology SA *
1,004 517,000
Svenska Cellulosa AB SCA,
Class B
4,196 57,100
Svenska Handelsbanken AB,
Class A
9,142 146,432
Swedbank AB, Class A
5,362 206,578
Swedish Orphan Biovitrum AB *
1,212 53,084
Tele2 AB, Class B
4,049 85,576
Telefonaktiebolaget LM Ericsson,
Class B
18,342 212,421
Telia Co. AB
16,627 85,386
Trelleborg AB, Class B
1,464 64,187
Volvo AB, Class B
10,357 403,606
(Cost $3,661,539)
5,518,545
Switzerland — 6.0%
ABB Ltd.
10,088 942,343
Alcon, Inc.
3,199 278,188
Avolta AG *
645 42,575
Banque Cantonale Vaudoise
208 31,896
Barry Callebaut AG
17 31,950
Belimo Holding AG
68 68,279
BKW AG
87 17,132
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
12 197,594
Cie Financiere Richemont SA,
Class A
3,448 705,207
Coca-Cola HBC AG *
1,404 91,010
DSM-Firmenich AG
1,075 76,772
EMS-Chemie Holding AG
62 51,529
Galderma Group AG
1,062 201,529
Geberit AG
222 187,105
Givaudan SA
58 233,252
Glencore PLC *
65,057 468,180
Helvetia Baloise Holding AG
510 132,666
Holcim AG *
3,281 302,474
Julius Baer Group Ltd.
1,306 111,431
Kuehne + Nagel International AG
348 81,178
Logitech International SA
999 92,045
Lonza Group AG
473 329,873
Nestle SA
16,519 1,804,338
Novartis AG
12,236 2,076,865
Partners Group Holding AG
138 153,894
Roche Holding AG
210 104,174
Roche Holding AG
4,542 2,168,061
Sandoz Group AG
2,674 236,568
Schindler Holding AG
179 65,538
Schindler Holding AG
Participation Certificates
231 88,212
Number
of Shares Value $
SGS SA
1,045 131,840
Sika AG
956 198,325
Sonova Holding AG
347 91,122
STMicroelectronics NV
4,012 134,680
STMicroelectronics NV, Class Y
6 202
Straumann Holding AG
758 91,293
Swatch Group AG — Bearer
192 49,146
Swiss Life Holding AG
180 206,350
Swiss Prime Site AG
510 97,310
Swiss Re AG
1,865 329,774
Swisscom AG
164 153,900
UBS Group AG
20,829 867,186
VAT Group AG, 144A
172 121,743
Zurich Insurance Group AG
955 721,172
(Cost $9,054,991)
14,565,901
Taiwan — 7.0%
Accton Technology Corp.
3,240 145,333
Advantech Co. Ltd.
2,495 26,900
Airtac International Group
754 29,111
Alchip Technologies Ltd.
456 50,990
ASE Technology Holding Co. Ltd.
21,388 265,543
Asia Cement Corp.
11,867 13,631
Asia Vital Components Co. Ltd.
2,012 113,780
ASPEED Technology, Inc.
200 62,350
Asustek Computer, Inc.
4,342 74,011
Bizlink Holding, Inc.
1,478 66,771
Caliway Biopharmaceuticals Co.
Ltd. *
6,171 32,525
Catcher Technology Co. Ltd.
3,236 19,855
Cathay Financial Holding Co.
Ltd.
67,037 171,185
Chailease Holding Co. Ltd.
15,101 50,319
Chang Hwa Commercial Bank
Ltd.
51,509 35,647
China Airlines Ltd.
17,656 11,880
China Steel Corp.
64,990 43,207
Chroma ATE, Inc.
2,120 93,736
Chunghwa Telecom Co. Ltd.
23,974 102,929
Compal Electronics, Inc.
25,671 26,032
CTBC Financial Holding Co. Ltd.
113,315 202,951
Delta Electronics, Inc.
12,612 577,846
E Ink Holdings, Inc.
4,643 27,818
E.Sun Financial Holding Co. Ltd.
92,859 104,430
Elite Material Co. Ltd.
2,187 170,974
eMemory Technology, Inc.
630 51,069
Eva Airways Corp.
15,674 19,083
Evergreen Marine Corp. Taiwan
Ltd.
6,168 38,932
Far Eastern New Century Corp.
19,992 18,448
Far EasTone
Telecommunications Co. Ltd.
16,241 47,873
First Financial Holding Co. Ltd.
80,728 77,337

DBX ETF Trust | 21
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Formosa Chemicals & Fibre
Corp.
18,084 29,550
Formosa Plastics Corp.
21,834 36,097
Fortune Electric Co. Ltd.
766 26,261
Fubon Financial Holding Co. Ltd.
57,287 172,902
Gigabyte Technology Co. Ltd.
2,797 21,463
Global Unichip Corp.
586 52,008
Globalwafers Co. Ltd.
1,991 29,025
Gold Circuit Electronics Ltd.
2,100 55,577
Hon Hai Precision Industry Co.
Ltd.
79,732 620,771
HON Precision, Inc.
522 81,283
Hotai Motor Co. Ltd.
2,192 41,085
Hua Nan Financial Holdings Co.
Ltd.
65,281 79,690
Innolux Corp.
39,143 33,611
International Games System
Co. Ltd.
1,167 25,987
Inventec Corp.
19,349 28,672
Jentech Precision Industrial Co.
Ltd.
547 54,681
KGI Financial Holding Co. Ltd.
102,874 72,349
King Slide Works Co. Ltd.
374 41,281
King Yuan Electronics Co. Ltd.
7,555 79,154
Largan Precision Co. Ltd.
632 51,028
Lite-On Technology Corp.
12,396 68,710
Lotes Co. Ltd.
502 28,549
MediaTek, Inc.
10,219 636,825
Mega Financial Holding Co. Ltd.
75,116 97,592
Nan Ya Plastics Corp.
33,861 99,594
Novatek Microelectronics Corp.
3,933 49,523
Pegatron Corp.
9,681 22,798
PharmaEssentia Corp.
2,332 54,095
President Chain Store Corp.
2,846 20,334
Quanta Computer, Inc.
18,213 170,103
Realtek Semiconductor Corp.
3,019 46,575
Shanghai Commercial & Savings
Bank Ltd.
37,472 48,204
SinoPac Financial Holdings Co.
Ltd.
74,939 79,715
Taiwan Business Bank
38,405 20,180
Taiwan Cooperative Financial
Holding Co. Ltd.
79,326 60,998
Taiwan High Speed Rail Corp.
9,687 8,396
Taiwan Mobile Co. Ltd.
15,016 51,720
Taiwan Semiconductor
Manufacturing Co. Ltd.
159,177 10,174,558
TCC Group Holdings Co. Ltd.
43,943 37,169
Teco Electric and Machinery
Co. Ltd.
9,083 24,125
TS Financial Holding Co. Ltd.
137,726 112,966
Unimicron Technology Corp.
7,654 118,080
Uni-President Enterprises Corp.
31,634 73,483
United Microelectronics Corp.
73,157 153,294
Number
of Shares Value $
Vanguard International
Semiconductor Corp.
5,210 22,285
Wan Hai Lines Ltd.
4,590 11,236
Wistron Corp.
21,734 94,705
Wiwynn Corp.
636 81,510
Yageo Corp.
9,660 92,233
Yang Ming Marine Transport
Corp.
9,320 17,140
Yuanta Financial Holding Co.
Ltd.
65,763 103,561
Zhen Ding Technology Holding
Ltd.
3,857 25,828
(Cost $5,931,844)
17,111,055
Thailand — 0.4%
Advanced Info Service PCL,
NVDR
5,400 66,013
Airports of Thailand PCL, NVDR
30,030 52,650
Bangkok Dusit Medical Services
PCL, NVDR
72,100 50,332
Bumrungrad Hospital PCL,
NVDR
6,200 42,483
Central Pattana PCL, NVDR
12,700 28,599
Charoen Pokphand Foods PCL,
NVDR
28,400 19,186
CP ALL PCL, NVDR
38,900 64,760
Delta Electronics Thailand PCL,
NVDR
19,100 171,430
Gulf Development PCL *
31,138 62,106
Kasikornbank PCL, NVDR
5,700 36,857
Krung Thai Bank PCL, NVDR
31,000 34,156
Minor International PCL, NVDR
22,394 18,731
PTT Exploration & Production
PCL, NVDR
9,893 43,601
PTT PCL, NVDR
74,500 88,676
SCB X PCL, NVDR
8,800 42,040
Siam Cement PCL
7,100 51,391
TMBThanachart Bank PCL,
NVDR
341,000 25,889
True Corp. PCL, NVDR
76,912 35,877
(Cost $693,392)
934,777
Turkey — 0.1%
Akbank TAS
19,010 39,007
Aselsan Elektronik Sanayi Ve
Ticaret AS
8,813 64,592
BIM Birlesik Magazalar AS
2,898 44,030
Eregli Demir ve Celik Fabrikalari
TAS
19,807 14,724
Ford Otomotiv Sanayi AS
3,354 8,848
Haci Omer Sabanci Holding AS
8,188 18,786
KOC Holding AS
5,870 26,669
Turk Hava Yollari AO
3,847 26,926
Turkcell Iletisim Hizmetleri AS
10,679 28,147
Turkiye Is Bankasi AS, Class C
53,661 20,654
Turkiye Petrol Rafinerileri AS
6,452 32,088

22 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Yapi ve Kredi Bankasi AS *
16,110 15,878
(Cost $214,410)
340,349
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank
PJSC
20,576 84,925
Abu Dhabi Islamic Bank PJSC
10,474 72,715
Abu Dhabi National Oil Co. for
Distribution PJSC
15,036 16,374
ADNOC Drilling Co. PJSC
18,107 25,240
Adnoc Gas PLC
37,304 34,531
Air Arabia PJSC
15,842 23,334
Aldar Properties PJSC
25,707 75,587
Dubai Electricity & Water
Authority PJSC
32,203 26,302
Dubai Islamic Bank PJSC
18,500 41,804
Emaar Development PJSC
5,442 28,669
Emaar Properties PJSC
41,739 184,090
Emirates NBD Bank PJSC
12,010 107,902
Emirates Telecommunications
Group Co. PJSC
22,637 124,986
First Abu Dhabi Bank PJSC
28,554 152,524
Salik Co PJSC
10,937 19,057
(Cost $642,246)
1,018,040
United Kingdom — 8.6%
3i Group PLC
6,495 290,774
Admiral Group PLC
1,800 71,900
Airtel Africa PLC, 144A
5,878 27,646
Anglo American PLC
7,057 351,979
Anglogold Ashanti PLC
3,291 414,975
Ashtead Group PLC
2,636 189,201
Associated British Foods PLC
2,366 63,037
AstraZeneca PLC
10,024 2,099,546
Autotrader Group PLC, 144A
6,453 42,864
Aviva PLC
19,806 183,104
BAE Systems PLC
19,482 554,504
Barclays PLC
88,460 539,857
Barratt Redrow PLC
9,386 46,182
BP PLC
103,083 663,551
British American Tobacco PLC
14,044 878,185
BT Group PLC
35,184 102,797
Bunzl PLC
2,263 66,911
Centrica PLC
34,380 92,271
Coca-Cola Europacific Partners
PLC
1,281 141,461
Compass Group PLC
10,802 331,616
Diageo PLC
14,554 326,078
Endeavour Mining PLC
1,359 96,884
Entain PLC
5,842 45,270
GSK PLC
26,315 780,550
Haleon PLC
58,407 319,336
Halma PLC
2,491 140,457
HSBC Holdings PLC
111,479 2,093,672
Number
of Shares Value $
Imperial Brands PLC
4,785 214,413
Informa PLC
8,944 101,031
InterContinental Hotels Group
PLC
925 127,187
International Consolidated
Airlines Group SA
8,247 47,028
Intertek Group PLC
893 56,827
J Sainsbury PLC
12,267 57,695
JD Sports Fashion PLC
17,249 19,057
Kingfisher PLC
13,262 66,218
Land Securities Group PLC REIT
4,823 42,021
Legal & General Group PLC
38,383 140,335
Lloyds Banking Group PLC
379,283 523,664
London Stock Exchange Group
PLC
2,940 351,041
M&G PLC
15,346 65,704
Marks & Spencer Group PLC
14,011 74,867
Melrose Industries PLC
6,353 48,442
National Grid PLC
31,498 590,456
NatWest Group PLC
52,843 440,814
Next PLC
784 142,847
Pearson PLC
4,228 54,688
Phoenix Group Holdings PLC
4,446 45,956
Reckitt Benckiser Group PLC
4,160 365,077
RELX PLC
11,979 417,148
Rentokil Initial PLC
18,451 113,436
Rio Tinto PLC
7,292 720,816
Rolls-Royce Holdings PLC
54,016 970,717
Sage Group PLC
6,064 67,159
Schroders PLC
4,921 38,862
Segro PLC REIT
8,452 95,816
Severn Trent PLC
1,450 64,094
Shell PLC
36,674 1,519,039
Smith & Nephew PLC
5,067 93,653
Smiths Group PLC
2,380 88,075
Spirax Group PLC
453 48,259
SSE PLC
7,683 278,419
Standard Chartered PLC
12,246 302,341
Tesco PLC
41,094 266,158
Unilever PLC
14,205 1,046,569
United Utilities Group PLC
4,428 83,126
Verisure PLC *
2,064 23,035
Vodafone Group PLC
125,619 193,838
Whitbread PLC
1,213 42,502
Wise PLC, Class A *
4,517 52,382
(Cost $13,368,252)
21,055,420
United States — 0.3%
BeOne Medicines Ltd., Class H *
6,063 149,029
Brookfield Asset Management
Ltd., Class A
2,561 119,578
Brookfield Renewable Corp.
921 39,303
Legend Biotech Corp., ADR *
539 10,241

DBX ETF Trust | 23
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
RB Global, Inc.
1,299 130,857
Restaurant Brands International,
Inc.
2,034 145,924
Southern Copper Corp.
611 133,414
(Cost $515,423)
728,346
TOTAL COMMON STOCKS
(Cost $145,713,300)
238,822,222
PREFERRED STOCKS — 0.9%
Brazil — 0.4%
Axia Energia *
2,325 26,777
Axia Energia, Class B
958 12,494
Banco Bradesco SA
34,038 140,428
Cia Energetica de Minas Gerais
9,615 22,638
Gerdau SA
7,372 30,184
Itau Unibanco Holding SA
36,314 331,367
Itausa SA
36,597 101,870
Localiza Rent a Car SA *
0 3
Petroleo Brasileiro SA
31,432 241,143
(Cost $529,495)
906,904
Chile — 0.0%
Sociedad Quimica y Minera de
Chile SA, Class B *
(Cost $28,050)
815 62,288
Colombia — 0.0%
Grupo Cibest SA
(Cost $24,259)
2,500 42,391
Germany — 0.2%
Bayerische Motoren Werke AG
393 41,282
Dr Ing hc F Porsche AG, 144A
828 40,495
Henkel AG & Co. KGaA
1,107 108,802
Porsche Automobil Holding SE
961 40,913
Sartorius AG
130 36,912
Volkswagen AG
1,258 150,429
(Cost $491,285)
418,833
India — 0.0%
TVS Motor Co. Ltd. * (b)
(Cost $0)
4,704 517
Russia — 0.0%
Surgutneftegas PAO * (b)
(Cost $22,479)
41,062 0
Number
of Shares Value $
South Korea — 0.3%
Hyundai Motor Co.
104 23,243
Hyundai Motor Co. - 2nd
Preferred
224 50,375
Samsung Electronics Co. Ltd.
5,299 529,716
(Cost $181,468)
603,334
TOTAL PREFERRED STOCKS
(Cost $1,277,036)
2,034,267
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*
(b)
,
expires 3/31/40
(Cost $0)
108 0
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
7,920 3
TOTAL WARRANTS
(Cost $0)
3
EXCHANGE-TRADED FUNDS
— 0.1%
Xtrackers Harvest CSI 300 China
A-Shares ETF (d)(e)
(Cost $146,190)
5,500 187,495
SECURITIES LENDING
COLLATERAL — 0.1%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(f)(g)
(Cost $171,500)
171,500 171,500
CASH EQUIVALENTS — 1.2%
DWS Government Money Market
Series "Institutional Shares",
3.62% (f)
(Cost $2,994,759)
2,994,759 2,994,759
TOTAL INVESTMENTS — 99.8%
(Cost $150,302,785)
244,210,246
Other assets and liabilities,
net — 0.2%
482,442
NET ASSETS — 100.0%
244,692,688
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

24 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG (c)
305,389 63,276 (40,328) 2,656 87,863 — — 11,701 418,856
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers Harvest CSI 300 China A-Shares ETF (e)
158,040 190,148 (209,836) 6,398 42,745 9,097 — 5,500 187,495
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (f)(g)
— 171,500 (h) — — — 3,048 — 171,500 171,500
CASH EQUIVALENTS — 1.2%
DWS Government Money Market Series "Institutional Shares", 3.62% (f)
1,734,283 21,896,623 (20,636,147) — — 115,076 — 2,994,759 2,994,759
2,197,712 22,321,547 (20,886,311) 9,054 130,608 127,221 — 3,183,460 3,772,610
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Investment was valued using significant unobservable inputs.
(c)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(d) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $167,433, which is 0.1% of net assets.
(e)
Affiliated fund advised by DBX Advisors LLC.
(f)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
ADR: American Depositary Receipt
BDR: Brazilian Depositary Receipt
CPO: Ordinary Participation Certificates
CVA: Certificaten Van Aandelen (Dutch Certificate)
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 25
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
At February 28, 2026 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:
At February 28, 2026, open futures contracts purchased were as follows:
At February 28, 2026, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
58,290,022 24 .3
Information Technology
39,576,113 16 .4
Industrials
36,624,039 15 .2
Consumer Discretionary
21,385,581 8 .8
Health Care
18,306,201 7 .6
Materials
18,187,326 7 .5
Consumer Staples
14,046,011 5 .9
Communication Services
11,874,361 4 .9
Energy
10,941,240 4 .6
Utilities
7,858,066 3 .2
Real Estate
3,767,532 1 .6
Total
240,856,492 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
MSCI EAFE Index
USD 14 2,041,325 2,215,570 3/20/2026 174,245
MSCI Emerging Markets Index
USD 10 731,643 801,850 3/20/2026 70,207
MSCI India Index
USD 6 760,710 740,640 3/20/2026 (20,070)
S&P/TSX 60 Index MINI
CAD 5 339,874 361,332 3/19/2026 21,458
Total net unrealized appreciation
245,840
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Citigroup Global Markets
3/3/2026 AED 1,475,300 USD 401,718 60 —
Citigroup Global Markets
3/3/2026 AED 489,000 USD 133,135 2 —
JP Morgan & Chase Co.
3/3/2026 AED 1,978,200 USD 538,637 62 —
The Bank of New York Mellon
3/3/2026 AUD 13,022,200 USD 9,122,272 — (144,859)
JP Morgan & Chase Co.
3/3/2026 CAD 13,257,600 USD 9,802,412 81,846 —
JP Morgan & Chase Co.
3/3/2026 CAD 387,000 USD 286,136 2,385 —
RBC Capital Markets
3/3/2026 CAD 12,785,600 USD 9,453,428 78,936 —
The Bank of New York Mellon
3/3/2026 CHF 10,580,100 USD 13,780,891 14,714 —
JP Morgan & Chase Co.
3/3/2026 CNH 18,371,400 USD 2,646,838 — (31,485)
JP Morgan & Chase Co.
3/3/2026 CNH 1,736,000 USD 250,108 — (2,979)
RBC Capital Markets
3/3/2026 CZK 2,471,400 USD 120,844 332 —
Morgan Stanley Capital
3/3/2026 DKK 830,000 USD 132,372 1,092 —
Morgan Stanley Capital
3/3/2026 DKK 16,854,000 USD 2,689,291 23,510 —
The Bank of New York Mellon
3/3/2026 EUR 41,636,300 USD 49,598,243 392,459 —
The Bank of New York Mellon
3/3/2026 EUR 229,000 USD 272,788 2,155 —

26 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
3/3/2026 GBP 54,000 USD 74,098 1,325 —
RBC Capital Markets
3/3/2026 GBP 15,181,000 USD 20,831,535 372,656 —
Morgan Stanley Capital
3/3/2026 HKD 137,720,600 USD 17,652,629 46,266 —
Morgan Stanley Capital
3/3/2026 HKD 9,298,000 USD 1,191,416 2,749 —
JP Morgan & Chase Co.
3/3/2026 HUF 18,992,000 USD 59,218 — (322)
JP Morgan & Chase Co.
3/3/2026 HUF 68,077,800 USD 212,268 — (1,156)
Morgan Stanley Capital
3/3/2026 JPY 121,740,000 USD 790,629 10,860 —
Morgan Stanley Capital
3/3/2026 JPY 4,717,532,400 USD 30,654,544 437,815 —
JP Morgan & Chase Co.
3/3/2026 KWD 136,000 USD 443,462 11 —
Bank of America
3/3/2026 MXN 1,840,000 USD 105,811 — (997)
Bank of America
3/3/2026 MXN 23,940,300 USD 1,376,742 — (12,950)
Goldman Sachs & Co.
3/3/2026 NOK 350,000 USD 36,457 — (352)
Goldman Sachs & Co.
3/3/2026 NOK 8,336,800 USD 868,394 — (8,382)
JP Morgan & Chase Co.
3/3/2026 NZD 419,300 USD 253,871 2,321 —
RBC Capital Markets
3/3/2026 PHP 15,144,900 USD 256,957 — (5,653)
RBC Capital Markets
3/3/2026 PLN 178,000 USD 50,328 512 —
RBC Capital Markets
3/3/2026 PLN 2,774,000 USD 784,337 7,998 —
JP Morgan & Chase Co.
3/3/2026 QAR 1,554,600 USD 426,710 — (271)
Citigroup Global Markets
3/3/2026 SAR 739,000 USD 196,857 — (146)
Citigroup Global Markets
3/3/2026 SAR 7,353,200 USD 1,959,018 — (1,208)
Morgan Stanley Capital
3/3/2026 SEK 41,053,800 USD 4,644,167 95,739 —
Morgan Stanley Capital
3/3/2026 SEK 1,327,000 USD 150,041 3,020 —
RBC Capital Markets
3/3/2026 SGD 2,538,900 USD 2,004,609 — (3,071)
RBC Capital Markets
3/3/2026 SGD 104,000 USD 82,113 — (127)
Goldman Sachs & Co.
3/3/2026 TRY 4,319,000 USD 97,092 — (969)
Goldman Sachs & Co.
3/3/2026 TRY 12,304,800 USD 276,622 — (2,755)
Citigroup Global Markets
3/3/2026 USD 534,755 AED 1,964,300 36 —
JP Morgan & Chase Co.
3/3/2026 USD 538,645 AED 1,978,200 — (69)
Morgan Stanley Capital
3/3/2026 USD 9,280,128 AUD 13,022,200 — (12,996)
JP Morgan & Chase Co.
3/3/2026 USD 10,004,883 CAD 13,644,600 — (567)
RBC Capital Markets
3/3/2026 USD 9,375,037 CAD 12,785,600 — (545)
The Bank of New York Mellon
3/3/2026 USD 13,537,611 CHF 10,411,100 8,673 —
The Bank of New York Mellon
3/3/2026 USD 220,142 CHF 169,000 — (249)
JP Morgan & Chase Co.
3/3/2026 USD 2,930,723 CNH 20,107,400 686 —
RBC Capital Markets
3/3/2026 USD 120,547 CZK 2,471,400 — (35)
Morgan Stanley Capital
3/3/2026 USD 2,794,606 DKK 17,684,000 2,456 —
Morgan Stanley Capital
3/3/2026 USD 49,430,360 EUR 41,865,300 46,056 —
RBC Capital Markets
3/3/2026 USD 20,482,696 GBP 15,235,000 48,957 —
RBC Capital Markets
3/3/2026 USD 18,795,165 HKD 147,018,600 — (135)
JP Morgan & Chase Co.
3/3/2026 USD 272,818 HUF 87,069,800 147 —
Morgan Stanley Capital
3/3/2026 USD 30,996,140 JPY 4,839,272,400 358 —
JP Morgan & Chase Co.
3/3/2026 USD 443,286 KWD 136,000 165 —
Bank of America
3/3/2026 USD 1,498,332 MXN 25,780,300 — (1,831)
Goldman Sachs & Co.
3/3/2026 USD 913,112 NOK 8,686,800 473 —
JP Morgan & Chase Co.
3/3/2026 USD 251,601 NZD 419,300 — (51)
RBC Capital Markets
3/3/2026 USD 262,728 PHP 15,144,900 — (118)
RBC Capital Markets
3/3/2026 USD 826,277 PLN 2,952,000 — (122)
JP Morgan & Chase Co.
3/3/2026 USD 426,971 QAR 1,554,600 11 —
Citigroup Global Markets
3/3/2026 USD 2,157,074 SAR 8,092,200 155 —
Morgan Stanley Capital
3/3/2026 USD 4,697,253 SEK 42,380,800 — (1,804)
RBC Capital Markets
3/3/2026 USD 2,089,497 SGD 2,642,900 423 —

DBX ETF Trust | 27
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Goldman Sachs & Co.
3/3/2026 USD 377,924 TRY 16,623,800 — (486)
Goldman Sachs & Co.
3/3/2026 USD 2,940,424 ZAR 46,804,200 — (1,882)
Goldman Sachs & Co.
3/3/2026 ZAR 43,255,200 USD 2,691,523 — (24,200)
Goldman Sachs & Co.
3/3/2026 ZAR 3,549,000 USD 220,828 — (1,991)
JP Morgan & Chase Co.
3/4/2026 BRL 4,892,600 USD 928,343 — (24,987)
JP Morgan & Chase Co.
3/4/2026 BRL 1,900,000 USD 360,384 — (9,834)
RBC Capital Markets
3/4/2026 BRL 8,890,400 USD 1,686,839 — (45,469)
Goldman Sachs & Co.
3/4/2026 CLP 327,369,700 USD 379,170 4,061 —
JP Morgan & Chase Co.
3/4/2026 COP 179,681,000 USD 48,394 558 —
JP Morgan & Chase Co.
3/4/2026 COP 340,817,000 USD 91,832 1,097 —
Citigroup Global Markets
3/4/2026 EGP 1,686,000 USD 35,177 144 —
RBC Capital Markets
3/4/2026 IDR 12,201,721,200 USD 726,615 — (1,108)
JP Morgan & Chase Co.
3/4/2026 ILS 264,000 USD 85,540 1,262 —
JP Morgan & Chase Co.
3/4/2026 ILS 2,902,600 USD 939,292 12,674 —
RBC Capital Markets
3/4/2026 MYR 3,305,400 USD 837,531 — (12,057)
JP Morgan & Chase Co.
3/4/2026 THB 23,964,700 USD 761,229 — (9,991)
JP Morgan & Chase Co.
3/4/2026 THB 1,694,000 USD 53,809 — (706)
JP Morgan & Chase Co.
3/4/2026 TWD 59,444,000 USD 1,880,842 — (24,290)
RBC Capital Markets
3/4/2026 TWD 435,750,400 USD 13,844,334 — (121,108)
JP Morgan & Chase Co.
3/4/2026 USD 1,323,975 BRL 6,792,600 — (426)
RBC Capital Markets
3/4/2026 USD 1,733,190 BRL 8,890,400 — (883)
Goldman Sachs & Co.
3/4/2026 USD 374,505 CLP 327,369,700 604 —
JP Morgan & Chase Co.
3/4/2026 USD 138,144 COP 520,498,000 427 —
Citigroup Global Markets
3/4/2026 USD 35,184 EGP 1,686,000 — (150)
JP Morgan & Chase Co.
3/4/2026 USD 726,821 IDR 12,201,721,200 902 —
JP Morgan & Chase Co.
3/4/2026 USD 1,009,951 ILS 3,166,600 946 —
RBC Capital Markets
3/4/2026 USD 849,104 MYR 3,305,400 484 —
JP Morgan & Chase Co.
3/4/2026 USD 827,220 THB 25,658,700 — (1,485)
JP Morgan & Chase Co.
3/4/2026 USD 1,897,351 TWD 59,444,000 7,780 —
JP Morgan & Chase Co.
3/4/2026 USD 13,908,407 TWD 435,750,400 57,034 —
RBC Capital Markets
3/5/2026 INR 823,623,700 USD 8,933,806 — (116,222)
JP Morgan & Chase Co.
3/5/2026 KRW 3,483,659,000 USD 2,410,003 — (12,151)
JP Morgan & Chase Co.
3/5/2026 KRW 13,002,070,800 USD 9,044,290 4,080 —
JP Morgan & Chase Co.
3/5/2026 USD 8,857,194 INR 805,779,700 — (3,237)
RBC Capital Markets
3/5/2026 USD 193,822 INR 17,844,000 2,249 —
JP Morgan & Chase Co.
3/5/2026 USD 11,461,796 KRW 16,485,729,800 567 —
Citigroup Global Markets
4/2/2026 AED 1,964,300 USD 534,787 — (51)
JP Morgan & Chase Co.
4/2/2026 AED 1,978,200 USD 538,651 29 —
Morgan Stanley Capital
4/2/2026 AUD 757,000 USD 538,870 228 —
Morgan Stanley Capital
4/2/2026 AUD 13,022,200 USD 9,279,183 13,272 —
JP Morgan & Chase Co.
4/2/2026 CAD 13,644,600 USD 10,017,545 82 —
JP Morgan & Chase Co.
4/2/2026 CAD 1,127,000 USD 827,407 — (3)
RBC Capital Markets
4/2/2026 CAD 12,785,600 USD 9,386,841 30 —
The Bank of New York Mellon
4/2/2026 CHF 10,411,100 USD 13,581,745 — (14,849)
The Bank of New York Mellon
4/2/2026 CHF 566,000 USD 738,333 — (847)
JP Morgan & Chase Co.
4/2/2026 CNH 20,107,400 USD 2,936,239 — (1,658)
RBC Capital Markets
4/2/2026 CZK 2,471,400 USD 120,580 26 —
Morgan Stanley Capital
4/2/2026 EUR 41,865,300 USD 49,501,489 — (56,331)
RBC Capital Markets
4/2/2026 EUR 2,144,000 USD 2,535,020 — (2,928)
RBC Capital Markets
4/2/2026 GBP 1,068,000 USD 1,435,949 — (3,493)
RBC Capital Markets
4/2/2026 GBP 15,235,000 USD 20,484,189 — (49,433)

28 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
RBC Capital Markets
4/2/2026 HKD 147,018,600 USD 18,819,465 — (3,333)
JP Morgan & Chase Co.
4/2/2026 HUF 87,069,800 USD 272,288 — (116)
Morgan Stanley Capital
4/2/2026 JPY 4,839,272,400 USD 31,076,556 — (3,555)
RBC Capital Markets
4/2/2026 JPY 475,520,000 USD 3,053,594 — (421)
JP Morgan & Chase Co.
4/2/2026 KWD 136,000 USD 443,362 — (307)
JP Morgan & Chase Co.
4/2/2026 NZD 419,300 USD 251,852 — (16)
RBC Capital Markets
4/2/2026 PLN 2,952,000 USD 826,195 94 —
JP Morgan & Chase Co.
4/2/2026 QAR 1,554,600 USD 426,823 — (269)
Citigroup Global Markets
4/2/2026 SAR 8,092,200 USD 2,155,293 — (241)
Morgan Stanley Capital
4/2/2026 SEK 3,354,000 USD 371,965 — (302)
Morgan Stanley Capital
4/2/2026 SEK 42,380,800 USD 4,704,710 778 —
RBC Capital Markets
4/2/2026 SGD 2,642,900 USD 2,093,909 — (972)
JP Morgan & Chase Co.
4/2/2026 THB 4,433,000 USD 143,086 62 —
JP Morgan & Chase Co.
4/2/2026 THB 25,658,700 USD 828,195 355 —
Goldman Sachs & Co.
4/2/2026 TRY 16,623,800 USD 368,916 876 —
RBC Capital Markets
4/2/2026 USD 1,289,578 HKD 10,074,000 196 —
Citigroup Global Markets
4/2/2026 USD 158,031 SAR 593,000 — (73)
Goldman Sachs & Co.
4/2/2026 ZAR 46,804,200 USD 2,934,157 2,723 —
JP Morgan & Chase Co.
4/3/2026 ILS 3,166,600 USD 1,010,112 — (1,129)
JP Morgan & Chase Co.
4/3/2026 ILS 416,000 USD 132,706 — (142)
JP Morgan & Chase Co.
4/3/2026 KRW 3,814,063,000 USD 2,650,864 — (3,667)
JP Morgan & Chase Co.
4/3/2026 KRW 16,485,729,800 USD 11,471,446 — (2,375)
RBC Capital Markets
4/3/2026 MYR 3,305,400 USD 849,796 — (450)
JP Morgan & Chase Co.
4/6/2026 BRL 540,000 USD 104,401 76 —
JP Morgan & Chase Co.
4/6/2026 BRL 6,792,600 USD 1,313,742 1,450 —
RBC Capital Markets
4/6/2026 BRL 8,890,400 USD 1,719,813 2,238 —
Goldman Sachs & Co.
4/6/2026 CLP 327,369,700 USD 374,462 — (601)
Citigroup Global Markets
4/6/2026 EGP 1,686,000 USD 34,331 240 —
Citigroup Global Markets
4/6/2026 EGP 617,000 USD 12,541 65 —
JP Morgan & Chase Co.
4/6/2026 IDR 12,201,721,200 USD 726,129 — (923)
Bank of America
4/6/2026 MXN 1,371,000 USD 79,445 117 —
Bank of America
4/6/2026 MXN 25,780,300 USD 1,493,921 2,222 —
RBC Capital Markets
4/6/2026 PHP 2,410,000 USD 41,724 — (19)
RBC Capital Markets
4/6/2026 PHP 15,144,900 USD 262,356 30 —
JP Morgan & Chase Co.
4/7/2026 COP 520,498,000 USD 136,981 — (336)
Morgan Stanley Capital
4/7/2026 DKK 17,684,000 USD 2,800,148 — (3,050)
JP Morgan & Chase Co.
4/7/2026 INR 805,779,700 USD 8,830,404 — (2,110)
JP Morgan & Chase Co.
4/7/2026 INR 9,054,000 USD 99,142 — (103)
Goldman Sachs & Co.
4/7/2026 NOK 8,686,800 USD 912,911 — (477)
JP Morgan & Chase Co.
4/7/2026 TWD 59,444,000 USD 1,895,778 — (13,756)
JP Morgan & Chase Co.
4/7/2026 TWD 43,749,000 USD 1,394,613 — (10,747)
JP Morgan & Chase Co.
4/7/2026 TWD 435,750,400 USD 13,896,875 — (100,837)
Morgan Stanley Capital
4/7/2026 USD 446,983 DKK 2,820,000 32 —
Total unrealized appreciation (depreciation)
1,807,511 (928,787)

DBX ETF Trust | 29
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Currency Abbreviations
AED Arab Emirates Dirham
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PHP Philippine Peso
PLN Polish Zloty
QAR Qatari Rial
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

30 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
During the period ended February 28, 2026, the amount of transfers from Level 3 to Level 1 was $26,871. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $3,843. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBAW-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 238,815,880 $ — $ 6,341 $ 238,822,221
Preferred Stocks (a)
2,033,751 — 517 2,034,268
Warrants (a)
3 — 0 3
Exchange-Traded Funds
187,495 — — 187,495
Short-Term Investments (a)
3,166,259 — — 3,166,259
Derivatives (b)
Forward Foreign Currency Contracts
— 1,807,511 — 1,807,511
Futures Contracts
265,910 — — 265,910
TOTAL
$ 244,469,298 $ 1,807,511 $ 6,858 $ 246,283,667
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (928,787) $ — $ (928,787)
Futures Contracts
(20,070) — — (20,070)
TOTAL
$ (20,070) $ (928,787) $ — $ (948,857)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.